UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22253
                                                     ---------------------

                          Nuveen Municipal Value Fund 2
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Closed-End Funds

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report
April 30, 2010

--------------------------------------------------------------------------------

------------------  ------------------  ------------------ ---------------------
NUVEEN MUNICIPAL    NUVEEN MUNICIPAL    NUVEEN MUNICIPAL   NUVEEN ENHANCED
VALUE FUND, INC.    VALUE FUND 2        INCOME FUND, INC.  MUNICIPAL VALUE FUND
NUV                 NUW                 NMI                NEV

                                                                      (APRIL 10)

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If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion to deal with the recent financial and economic crisis is injecting uncertainty into global financial markets. The implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Board
June 21, 2010

                                                            Nuveen Investments 1

Portfolio Managers' Comments

Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen Municipal Value Fund 2 (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
Nuveen Enhanced Municipal Value Fund (NEV)

PORTFOLIO MANAGERS TOM SPALDING AND JOHN WILHELM REVIEW KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE FOUR NATIONAL FUNDS. WITH 33 YEARS OF INVESTMENT EXPERIENCE AT NUVEEN, TOM HAS MANAGED NUV SINCE ITS INCEPTION IN 1987, ADDING PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NUW AT ITS INCEPTION IN FEBRUARY 2009. JOHN, WHO CAME TO NUVEEN IN 2001 WITH 20 YEARS OF INDUSTRY EXPERIENCE, SERVED AS CO-PORTFOLIO MANAGER OF NMI BEGINNING IN 2007 AND ASSUMED FULL PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THIS FUND IN MARCH 2009. HE ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NEV AT ITS INCEPTION IN SEPTEMBER 2009.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2010?

Municipal market conditions began to show general signs of improvement throughout most of the period. This trend was bolstered by the reduced issuance of tax-exempt municipal debt, due in part to the introduction of the Build America Bond program in April 2009. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds currently offer municipal issuers a federal subsidy equal to 35% of the bonds' interest payments and therefore provide issuers with an attractive alternative to traditional tax-exempt debt. For the six-month period ended April 30, 2010, taxable Build America Bond issuance totaled $48.9 billion, accounting for almost 24% of new bonds in the municipal marketplace nationwide.

Despite the constrained issuance on tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. In NUV and NUW, we found value in essential services revenue bonds, including health care credits. NMI and NEV also purchased health care bonds as well as student loan and

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGERS AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments
housing credits. NMI added land-secured bonds that finance public infrastructure costs for new developments and continuing care retirement centers (senior living). In NMI and NEV, we emphasized bonds in a variety of credit sectors--primarily A, BBB, and below investment grade and non-rated bonds--in sectors that have not yet fully participated in the market rally. We believe these bonds offer strong potential for price appreciation as the economy recovers.

Some of the areas of investment opportunity that we discovered during this period were created by the parameters of the Build America Bond program. For example, tax-exempt supply was usually more plentiful in the health care sector because, as 501(c)(3) (nonprofit) organizations, hospitals generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. In addition, health care entities were active issuers during this period, as they sought to replace variable rate issuance with fixed rates. Refunding issues also are not covered by the Build America Bond program, and this resulted in attractive opportunities in additional sectors. The impact of the Build America Bond program was also evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years, and about half mature in 40 years or more. Even though this significantly reduced the availability of tax-exempt bonds with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Funds.

Cash for new purchases during this period was generated primarily by the proceeds from called and matured bonds. In NMI, we also took advantage of attractive opportunities to sell bonds with less advantageous structures, such as low embedded yields or short call dates, that had experienced most of their price appreciation potential.

As of April 30, 2010, all four of these Funds continued to use inverse floating rate securities.(1) We employ inverse floaters for a variety of reasons, including leverage, duration management, and both income and total return enhancement.

(1) An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

                                                            Nuveen Investments 3

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON NET ASSET VALUE*
FOR PERIODS ENDED 4/30/10

                                                                           6-MONTH   1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------------------------------------------------------
NUV                                                                          4.59%   14.22%    3.97%     5.56%
NUW                                                                          4.52%   17.96%      N/A       N/A
NMI                                                                          5.29%   15.37%    4.53%     4.84%

Standard & Poor's (S&P) National Municipal Bond Index(2)                     3.85%   10.04%    4.35%     5.73%

Lipper General and Insured Unleveraged Municipal Debt Funds Average(3)       3.39%    9.98%    3.57%     4.83%

NEV(4)                                                                       7.90%      N/A      N/A       N/A

Standard & Poor's (S&P) National Municipal Bond Index(2)                     3.85%   10.04%    4.35%     5.73%

Lipper General Leveraged Municipal Debt Funds Average(3)                     6.90%   22.67%    3.84%     6.38%
--------------------------------------------------------------------------------------------------------------

For the six months ended April 30, 2010, the cumulative returns on common share net asset value (NAV) for all four of these Funds exceeded the return for the Standard & Poor's (S&P) National Municipal Bond Index. For the same period, NUV, NUW and NMI outperformed the average return for the Lipper General and Insured Unleveraged Municipal Debt Funds Average and NEV exceeded the average return for the Lipper General Leveraged Municipal Debt Funds Average.

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure and sector allocation. In addition, the use of leverage was an important positive factor affecting NEV's performance and was one of the key reasons why NEV's return exceeded those of the other three Funds for the six-month period. The impact of leverage in NEV is discussed in more detail on page five.

During this period, bonds with longer maturities generally outperformed credits with shorter maturities, with bonds at the longest end of the yield curve posting the strongest returns. The outperformance of longer bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-exempt bonds with longer maturities also drove up prices. Overall, duration and yield curve positioning proved positive for the performance of these Funds.

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

(2) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(3) The Lipper General and Insured Unleveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6-months, 8 funds; 1-year, 8 funds; 5-year, 7 funds; and 10-year, 7 funds. The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6-months, 48 funds; 1-year, 46 funds; 5-year, 44 funds; and 10-year, 30 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper averages are not available for direct investment.

(4) NEV is a leveraged Fund through investments in inverse floating rate securities, as previously discussed on page three; the remaining three Funds in this report are unleveraged and use inverse floating rate securities for duration management and both income and total return enhancement.

4 Nuveen Investments

Credit exposure also played an important role in the performance of these Funds. The demand for municipal bonds increased during the period, driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal paper declined. As investors bid up municipal bond prices, bonds rated BBB or below generally outperformed those rated AAA. On the whole, the Funds' performance benefited from their allocations to lower quality credits. This was particularly true in NMI and NEV, which were more heavily weighted in BBB or lower than NUV and NUW.

Holdings that generally contributed positively to the Fund's performance during this period included industrial development revenue, health care and housing bonds. Revenue bonds as a whole performed well, with transportation, leasing and special tax among the sectors outperforming the general municipal market for this period. Zero coupon bonds also were among the strongest performers, as were lower-rated bonds backed by the 1998 master tobacco settlement agreement.

Pre-refunded bonds, which are often backed by U.S. Treasury securities, performed relatively poorly during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2010, NUV had a heavier weighting of pre-refunded bonds than NMI, while NUW and NEV--as newer Funds--had virtually no exposure to pre-refunded credits. On the whole, general obligation (GO) bonds lagged the overall municipal market by a small margin, while water and sewer, education, electric utilities and resource recovery bonds trailed the other revenue sectors for the six months. NMI, in particular, was negatively impacted by its holdings of resource recovery bonds.

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of NEV relative to the comparative index was the Fund's use of financial leverage. This Fund uses leverage because its managers believe that, over time, leveraging provides opportunities for additional income and total return for shareholders. However, use of leverage also can expose shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of these valuation changes on net asset value and total return is magnified by the use of leverage. Conversely, leverage may enhance returns during periods when bond prices generally are rising.

Leverage made a positive contribution to the performance of NEV over this reporting period.

                                                            Nuveen Investments 5

Dividend and Share Price Information

The dividends of NUV, NUW, NMI and NEV remained stable throughout the six-month reporting period ended April 30, 2010.

Due to normal portfolio activity, shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2009 as follows:

                                                        SHORT-TERM CAPITAL GAINS
                              LONG-TERM CAPITAL GAINS     AND/OR ORDINARY INCOME
FUND                                      (PER SHARE)                (PER SHARE)
--------------------------------------------------------------------------------
NUV                                           $0.0051                 $0.0019
NUW                                                --                 $0.0097
NEV                                                --                 $0.0009
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2010, all of the Funds had positive UNII balances, based upon our best estimate, for tax purposes. NUV, NMI and NEV had positive UNII balances while NUW had a negative UNII balance for financial reporting purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding shares.

6 Nuveen Investments

As of April 30, 2010, the Funds' share prices were trading at (+) premiums or (-) discounts to their NAVs as shown in the accompanying table.

                                              4/30/10          SIX-MONTH AVERAGE
FUND                         (+) PREMIUM/(-) DISCOUNT   (+) PREMIUM/(-) DISCOUNT
--------------------------------------------------------------------------------
NUV                                            +2.58%                 +2.48%
NUW                                            +0.18%                 -0.26%
NMI                                            +6.11%                 +4.80%
NEV                                            -2.09%                  0.48%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 7

NUV Performance OVERVIEW | Nuveen Municipal
                         | Value Fund, Inc.
                         | as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                         $     9.95
--------------------------------------------------------------------------------
Net Asset Value                                                     $     9.70
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 2.58%
--------------------------------------------------------------------------------
Market Yield                                                              4.70%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               6.53%
--------------------------------------------------------------------------------
Net Assets ($000)                                                   $1,914,527
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         17.53
--------------------------------------------------------------------------------
Modified Duration                                                         7.06
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/17/87)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE        ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                        2.94%         4.59%
--------------------------------------------------------------------------------
1-Year                                                     14.08%        14.22%
--------------------------------------------------------------------------------
5-Year                                                      6.60%         3.97%
--------------------------------------------------------------------------------
10-Year                                                     7.67%         5.56%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                12.2%
--------------------------------------------------------------------------------
Illinois                                                                  12.0%
--------------------------------------------------------------------------------
Texas                                                                      7.5%
--------------------------------------------------------------------------------
New York                                                                   7.4%
--------------------------------------------------------------------------------
New Jersey                                                                 5.7%
--------------------------------------------------------------------------------
Washington                                                                 4.1%
--------------------------------------------------------------------------------
Colorado                                                                   4.1%
--------------------------------------------------------------------------------
Michigan                                                                   3.9%
--------------------------------------------------------------------------------
Massachusetts                                                              3.9%
--------------------------------------------------------------------------------
Florida                                                                    3.8%
--------------------------------------------------------------------------------
Missouri                                                                   3.5%
--------------------------------------------------------------------------------
South Carolina                                                             3.0%
--------------------------------------------------------------------------------
Louisiana                                                                  2.6%
--------------------------------------------------------------------------------
Puerto Rico                                                                2.6%
--------------------------------------------------------------------------------
Wisconsin                                                                  2.5%
--------------------------------------------------------------------------------
Ohio                                                                       2.4%
--------------------------------------------------------------------------------
Other                                                                     18.8%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           20.0%
--------------------------------------------------------------------------------
Health Care                                                               18.1%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    17.7%
--------------------------------------------------------------------------------
Transportation                                                            12.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     8.2%
--------------------------------------------------------------------------------
Utilities                                                                  7.3%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.9%
--------------------------------------------------------------------------------
Other                                                                     10.5%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS) (3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                         33%
AA                                                                          21%
A                                                                           25%
BBB                                                                         11%
BB or Lower                                                                  8%
N/R                                                                          2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)

                                   [BAR CHART]

May                                                                     $ 0.039
Jun                                                                     $ 0.039
Jul                                                                     $ 0.039
Aug                                                                     $ 0.039
Sep                                                                     $ 0.039
Oct                                                                     $ 0.039
Nov                                                                     $ 0.039
Dec                                                                     $ 0.039
Jan                                                                     $ 0.039
Feb                                                                     $ 0.039
Mar                                                                     $ 0.039
Apr                                                                     $ 0.039

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/1/2009                                                                $  9.25
                                                                        $  9.28
                                                                        $  9.26
                                                                        $  9.25
                                                                        $  9.28
                                                                        $  9.37
                                                                        $  9.14
                                                                        $  9.23
                                                                        $  9.14
                                                                        $  9.22
                                                                        $  9.37
                                                                        $9.4299
                                                                        $   9.4
                                                                        $  9.45
                                                                        $  9.58
                                                                        $  9.41
                                                                        $  9.43
                                                                        $  9.45
                                                                        $  9.58
                                                                        $  9.64
                                                                        $  9.57
                                                                        $ 9.796
                                                                        $  9.89
                                                                        $  9.77
                                                                        $  9.53
                                                                        $   9.8
                                                                        $ 9.907
                                                                        $  9.96
                                                                        $   9.8
                                                                        $ 9.648
                                                                        $  9.82
                                                                        $  9.87
                                                                        $9.8884
                                                                        $  9.77
                                                                        $9.6616
                                                                        $  9.69
                                                                        $9.8199
                                                                        $  9.78
                                                                        $9.7399
                                                                        $  9.74
                                                                        $  9.83
                                                                        $9.7899
                                                                        $  9.72
                                                                        $  9.78
                                                                        $  9.85
                                                                        $  9.83
                                                                        $9.8199
                                                                        $  9.82
                                                                        $  9.84
                                                                        $  9.89
                                                                        $  9.84
                                                                        $  9.88
4/30/2010                                                               $  9.95

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0070 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

8 Nuveen Investments

NUW Performance OVERVIEW | Nuveen Municipal
                         | Value Fund 2
                         | as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                         18%
AA                                                                          15%
A                                                                           36%
BBB                                                                         28%
BB or Lower                                                                  1%
N/R                                                                          2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)

                                  [BAR CHART]

May                                                                    $  0.075
Jun                                                                    $  0.075
Jul                                                                    $  0.075
Aug                                                                    $  0.075
Sep                                                                    $  0.075
Oct                                                                    $  0.075
Nov                                                                    $  0.075
Dec                                                                    $  0.075
Jan                                                                    $  0.075
Feb                                                                    $  0.075
Mar                                                                    $  0.075
Apr                                                                    $  0.075

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/1/2009                                                               $  14.88
                                                                       $  15.14
                                                                       $  14.98
                                                                       $  15.28
                                                                       $  15.29
                                                                       $  15.23
                                                                       $  15.24
                                                                       $15.2968
                                                                       $ 15.299
                                                                       $  15.22
                                                                       $  15.32
                                                                       $  15.24
                                                                       $  15.13
                                                                       $  15.34
                                                                       $   15.3
                                                                       $  15.24
                                                                       $   15.3
                                                                       $  15.46
                                                                       $   15.7
                                                                       $  15.59
                                                                       $  15.83
                                                                       $  15.68
                                                                       $     16
                                                                       $  15.89
                                                                       $   15.9
                                                                       $  15.78
                                                                       $  15.84
                                                                       $  16.09
                                                                       $  15.87
                                                                       $  15.81
                                                                       $   15.8
                                                                       $  15.87
                                                                       $   16.1
                                                                       $  15.95
                                                                       $   15.8
                                                                       $15.7999
                                                                       $  16.26
                                                                       $ 16.163
                                                                       $  16.06
                                                                       $  16.24
                                                                       $  16.26
                                                                       $  16.23
                                                                       $  16.25
                                                                       $   16.4
                                                                       $  16.54
                                                                       $  16.15
                                                                       $  16.15
                                                                       $  16.24
                                                                       $  16.19
                                                                       $  16.22
                                                                       $  16.37
                                                                       $  16.71
4/30/2010                                                              $  16.49

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0097 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                           $  16.49
--------------------------------------------------------------------------------
Net Asset Value                                                       $  16.46
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 0.18%
--------------------------------------------------------------------------------
Market Yield                                                              5.46%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.58%
--------------------------------------------------------------------------------
Net Assets ($000)                                                     $209,797
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         26.16
--------------------------------------------------------------------------------
Modified Duration                                                         9.73
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/25/09)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE        ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                        7.11%         4.52%
--------------------------------------------------------------------------------
1-Year                                                     18.58%        17.96%
--------------------------------------------------------------------------------
Since Inception                                            14.29%        18.55%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                  12.2%
--------------------------------------------------------------------------------
California                                                                10.7%
--------------------------------------------------------------------------------
Florida                                                                    9.1%
--------------------------------------------------------------------------------
Wisconsin                                                                  8.4%
--------------------------------------------------------------------------------
Louisiana                                                                  7.5%
--------------------------------------------------------------------------------
Texas                                                                      6.4%
--------------------------------------------------------------------------------
Ohio                                                                       5.9%
--------------------------------------------------------------------------------
Indiana                                                                    5.5%
--------------------------------------------------------------------------------
Colorado                                                                   5.3%
--------------------------------------------------------------------------------
Nevada                                                                     3.9%
--------------------------------------------------------------------------------
Puerto Rico                                                                3.9%
--------------------------------------------------------------------------------
Arizona                                                                    3.5%
--------------------------------------------------------------------------------
Other                                                                     17.7%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                               24.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    21.9%
--------------------------------------------------------------------------------
Transportation                                                            12.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    11.1%
--------------------------------------------------------------------------------
Utilities                                                                  9.1%
--------------------------------------------------------------------------------
Consumer Staples                                                           6.3%
--------------------------------------------------------------------------------
Water and Sewer                                                            5.2%
--------------------------------------------------------------------------------
Other                                                                      9.7%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NMI Performance OVERVIEW | Nuveen Municipal
                         | Income Fund, Inc.
                         | as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                            $ 11.29
--------------------------------------------------------------------------------
Net Asset Value                                                        $ 10.64
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 6.11%
--------------------------------------------------------------------------------
Market Yield                                                              5.00%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               6.94%
--------------------------------------------------------------------------------
Net Assets ($000)                                                      $87,162
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         14.84
--------------------------------------------------------------------------------
Modified Duration                                                         6.50
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 4/20/88)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE        ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                        8.74%         5.29%
--------------------------------------------------------------------------------
1-Year                                                     16.61%        15.37%
--------------------------------------------------------------------------------
5-Year                                                      7.65%         4.53%
--------------------------------------------------------------------------------
10-Year                                                     5.81%         4.84%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                17.3%
--------------------------------------------------------------------------------
Texas                                                                     11.5%
--------------------------------------------------------------------------------
Illinois                                                                  10.9%
--------------------------------------------------------------------------------
Colorado                                                                   6.5%
--------------------------------------------------------------------------------
New York                                                                   6.1%
--------------------------------------------------------------------------------
Missouri                                                                   4.9%
--------------------------------------------------------------------------------
South Carolina                                                             4.3%
--------------------------------------------------------------------------------
Indiana                                                                    4.1%
--------------------------------------------------------------------------------
Michigan                                                                   3.0%
--------------------------------------------------------------------------------
Virginia                                                                   2.8%
--------------------------------------------------------------------------------
Tennessee                                                                  2.8%
--------------------------------------------------------------------------------
Florida                                                                    2.8%
--------------------------------------------------------------------------------
Maryland                                                                   2.5%
--------------------------------------------------------------------------------
Kentucky                                                                   2.3%
--------------------------------------------------------------------------------
Other                                                                     18.2%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                               19.9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           15.8%
--------------------------------------------------------------------------------
Utilities                                                                 13.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    10.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     9.0%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          6.7%
--------------------------------------------------------------------------------
Materials                                                                  5.4%
--------------------------------------------------------------------------------
Water and Sewer                                                            5.2%
--------------------------------------------------------------------------------
Other                                                                     13.8%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(2)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                         19%
AA                                                                          10%
A                                                                           24%
BBB                                                                         31%
BB or Lower                                                                  5%
N/R                                                                         11%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]

May                                                                    $ 0.0445
Jun                                                                    $ 0.0445
Jul                                                                    $ 0.0445
Aug                                                                    $ 0.0445
Sep                                                                    $  0.047
Oct                                                                    $  0.047
Nov                                                                    $  0.047
Dec                                                                    $  0.047
Jan                                                                    $  0.047
Feb                                                                    $  0.047
Mar                                                                    $  0.047
Apr                                                                    $  0.047

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/1/2009                                                               $  10.45
                                                                       $  10.26
                                                                       $  10.53
                                                                       $  10.33
                                                                       $  10.41
                                                                       $  10.34
                                                                       $  10.13
                                                                       $10.3399
                                                                       $  10.25
                                                                       $  10.23
                                                                       $  10.23
                                                                       $  10.31
                                                                       $  10.41
                                                                       $  10.61
                                                                       $  10.51
                                                                       $   10.5
                                                                       $ 10.711
                                                                       $  10.75
                                                                       $  10.91
                                                                       $  10.73
                                                                       $  10.75
                                                                       $   10.9
                                                                       $   10.9
                                                                       $ 10.998
                                                                       $  10.43
                                                                       $  10.74
                                                                       $  10.66
                                                                       $  10.63
                                                                       $  10.64
                                                                       $  10.73
                                                                       $  10.87
                                                                       $10.8699
                                                                       $  11.07
                                                                       $  10.85
                                                                       $ 10.968
                                                                       $  10.95
                                                                       $   10.9
                                                                       $ 10.901
                                                                       $  10.86
                                                                       $  10.86
                                                                       $  10.98
                                                                       $  10.99
                                                                       $  10.95
                                                                       $  11.12
                                                                       $11.1786
                                                                       $  11.07
                                                                       $  11.32
                                                                       $  11.05
                                                                       $  11.41
                                                                       $  11.18
                                                                       $  11.34
                                                                       $  11.19
4/30/2010                                                              $  11.29

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

10 Nuveen Investments

NEV Performance OVERVIEW | Nuveen Enhanced
                         | Municipal Value Fund
                         | as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                         19%
AA                                                                          27%
A                                                                           12%
BBB                                                                         20%
BB or Lower                                                                  9%
N/R                                                                         13%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)

                                  [BAR CHART]

Nov                                                                    $  0.076
Dec                                                                    $  0.076
Jan                                                                    $  0.076
Feb                                                                    $  0.076
Mar                                                                    $  0.076
Apr                                                                    $  0.076

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

9/25/2009                                                              $     15
                                                                       $     15
                                                                       $     15
                                                                       $  15.01
                                                                       $15.0099
                                                                       $     15
                                                                       $14.6699
                                                                       $   14.7
                                                                       $  14.63
                                                                       $  14.45
                                                                       $  14.15
                                                                       $     14
                                                                       $  13.91
                                                                       $  13.63
                                                                       $   13.2
                                                                       $  13.89
                                                                       $  13.78
                                                                       $  13.77
                                                                       $  13.66
                                                                       $  13.72
                                                                       $  14.12
                                                                       $  14.14
                                                                       $  14.17
                                                                       $  14.04
                                                                       $  14.03
                                                                       $  13.94
                                                                       $  13.93
                                                                       $  14.01
                                                                       $  13.86
                                                                       $  13.93
                                                                       $  13.98
4/30/2010                                                              $  14.04

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0009 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                           $  14.04
--------------------------------------------------------------------------------
Net Asset Value                                                       $  14.34
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -2.09%
--------------------------------------------------------------------------------
Market Yield                                                              6.50%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               9.03%
--------------------------------------------------------------------------------
Net Assets ($000)                                                     $275,738
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         23.78
--------------------------------------------------------------------------------
Modified Duration                                                        12.20
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 9/25/09)
--------------------------------------------------------------------------------
                                                  ON SHARE PRICE        ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                       -3.27%         7.90%
--------------------------------------------------------------------------------
Since Inception                                            -3.27%         3.41%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                15.8%
--------------------------------------------------------------------------------
Florida                                                                    9.4%
--------------------------------------------------------------------------------
Michigan                                                                   7.8%
--------------------------------------------------------------------------------
Arizona                                                                    6.3%
--------------------------------------------------------------------------------
Ohio                                                                       6.1%
--------------------------------------------------------------------------------
Texas                                                                      6.1%
--------------------------------------------------------------------------------
Illinois                                                                   6.0%
--------------------------------------------------------------------------------
Pennsylvania                                                               5.5%
--------------------------------------------------------------------------------
Indiana                                                                    4.1%
--------------------------------------------------------------------------------
Massachusetts                                                              4.1%
--------------------------------------------------------------------------------
Colorado                                                                   3.7%
--------------------------------------------------------------------------------
Georgia                                                                    2.6%
--------------------------------------------------------------------------------
New York                                                                   2.6%
--------------------------------------------------------------------------------
Other                                                                     19.9%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                               20.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    16.7%
--------------------------------------------------------------------------------
Education and Civic Organizations                                         10.9%
--------------------------------------------------------------------------------
Utilities                                                                 10.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    10.1%
--------------------------------------------------------------------------------
Transportation                                                             8.3%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.3%
--------------------------------------------------------------------------------
Housing/Single Family                                                      4.6%
--------------------------------------------------------------------------------
Other                                                                     13.0%
--------------------------------------------------------------------------------

                                                           Nuveen Investments 11

NUV | Nuveen Municipal Value Fund, Inc.
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.1%

$       1,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds,           6/11 at 101.00       A2 (4)     $      1,866,743
                   Series 2001A, 5.750%, 6/01/31
                   (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.4%

        3,335   Alaska Housing Finance Corporation, General Housing               12/14 at 100.00           AA            3,411,605
                   Purpose Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,000   Anchorage, Alaska, General Obligation Bonds, Series                9/13 at 100.00       AA (4)            3,378,060
                   2003B, 5.000%, 9/01/23 (Pre-refunded 9/01/13) - FGIC Insured

        1,260   Northern Tobacco Securitization Corporation, Alaska,               6/10 at 100.00          AAA            1,265,242
                   Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.200%,
                   6/01/22 (Pre-refunded 6/01/10)
------------------------------------------------------------------------------------------------------------------------------------
        7,595   Total Alaska                                                                                              8,054,907
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.3%

       13,100   Arizona Health Facilities Authority, Hospital Revenue Bonds,       7/10 at 101.00      N/R (4)           13,354,402
                   Catholic Healthcare West, Series 1999A, 6.625%,
                   7/01/20 (Pre-refunded 7/01/10)

        1,400   Arizona Health Facilities Authority, Hospital System               2/12 at 101.00      N/R (4)            1,542,058
                   Revenue Bonds, Phoenix Children's Hospital, Series 2002A,
                   6.250%, 2/15/21 (Pre-refunded 2/15/12)

        2,500   Phoenix, Arizona, Civic Improvement Corporation, Senior            7/18 at 100.00          AA-            2,531,600
                   Lien Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38

        2,575   Quechan Indian Tribe of the Fort Yuma Reservation, Arizona,       12/17 at 102.00          N/R            2,112,092
                   Government Project Bonds, Series 2007, 7.000%, 12/01/27

        5,600   Salt Verde Financial Corporation, Arizona, Senior Gas                No Opt. Call            A            4,993,856
                   Revenue Bonds, Citigroup Energy Inc Prepay Contract
                   Obligations, Series 2007, 5.000%, 12/01/37

        1,000   Scottsdale Industrial Development Authority, Arizona,              9/13 at 100.00           A3              992,520
                   Hospital Revenue Bonds, Scottsdale
                   Healthcare, Series 2008A, 5.250%, 9/01/30
------------------------------------------------------------------------------------------------------------------------------------
       26,175   Total Arizona                                                                                            25,526,528
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.2%

        2,000   Cabot School District 4, Lonoke County, Arkansas, General          6/10 at 100.00          Aa3            2,000,560
                   Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/32 -
                   AMBAC Insured

        2,000   University of Arkansas, Fayetteville, Various Facilities          12/12 at 100.00          Aa3            2,035,320
                   Revenue Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
        4,000   Total Arkansas                                                                                            4,035,880
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.2%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       10,000      5.125%, 5/01/19 (Pre-refunded 5/01/12)                          5/12 at 101.00          Aaa           10,974,000
       10,000      5.250%, 5/01/20 (Pre-refunded 5/01/12)                          5/12 at 101.00          Aaa           10,998,800

                California Health Facilities Financing Authority, Revenue
                Bonds, Kaiser Permanante System, Series 2006:
        5,000      5.000%, 4/01/37 - BHAC Insured                                  4/16 at 100.00          AA+            5,053,350
        6,000      5.000%, 4/01/37                                                 4/16 at 100.00           A+            5,759,760

        6,830   California Infrastructure Economic Development Bank,              10/11 at 101.00           A-            6,655,425
                   Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                   5.250%, 10/01/34

        1,500   California Pollution Control Financing Authority, Revenue          6/17 at 100.00           A3            1,470,810
                   Bonds, Pacific Gas and Electric Company, Series 2004C,
                   4.750%, 12/01/23 - FGIC Insured (Alternative Minimum Tax)

       10,390   California Statewide Community Development Authority,             10/10 at 100.50          BBB           10,446,522
                   Certificates of Participation, Internext Group, Series 1999,
                   5.375%, 4/01/17

        3,500   California Statewide Community Development Authority, Revenue      8/19 at 100.00           AA            3,896,830
                   Bonds, Methodist Hospital Project, Series 2009, 6.750%,
                   2/01/38

        3,600   California Statewide Community Development Authority,              7/18 at 100.00          AA-            3,706,704
                   Revenue Bonds, St. Joseph Health System, Series 2007A,
                   5.750%, 7/01/47 - FGIC Insured

12 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

                California, General Obligation Bonds, Series 2003:
$      14,600      5.250%, 2/01/28                                                 8/13 at 100.00           A1     $     14,794,618
       11,250      5.000%, 2/01/33                                                 8/13 at 100.00           A1           11,259,113

       16,000   California, Various Purpose General Obligation Bonds,              6/17 at 100.00           A1           15,881,920
                   Series 2007, 5.000%, 6/01/37

        5,000   Coast Community College District, Orange County, California,       8/18 at 100.00          AAA            4,047,700
                   General Obligation Bonds, Series 2006C, 0.000%, 8/01/32 -
                   AGM Insured

       16,045   Desert Community College District, Riverside County, California,    8/17 at 42.63          AAA            3,903,749
                   General Obligation Bonds, Election 2004 Series 2007C, 0.000%,
                   8/01/33 - AGM Insured

       30,000   Foothill/Eastern Transportation Corridor Agency, California,         No Opt. Call          AAA           19,401,600
                   Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/22 (ETM)

       21,150   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA           23,576,115
                   Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                   5.000%, 6/01/38 (Pre-refunded 6/01/13) - AMBAC Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                Series 2005A:
        5,000      5.000%, 6/01/38 - FGIC Insured                                  6/15 at 100.00           A2            4,644,250
       10,000      5.000%, 6/01/45                                                 6/15 at 100.00           A2            9,153,700

        3,540   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA            4,133,198
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39 (Pre-refunded 6/01/13)

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
        7,550      5.000%, 6/01/33                                                 6/17 at 100.00          BBB            6,166,463
        1,500      5.125%, 6/01/47                                                 6/17 at 100.00          BBB            1,047,585

        9,000   Los Angeles Department of Water and Power, California,             7/11 at 100.00           AA            9,057,420
                   Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%,
                   7/01/41

        4,000   Los Angeles Regional Airports Improvement Corporation,            12/12 at 102.00           B-            4,032,320
                   California, Sublease Revenue Bonds, Los Angeles International
                   Airport, American Airlines Inc. Terminal 4 Project, Series
                   2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)

                Merced Union High School District, Merced County, California,
                General Obligation Bonds, Series 1999A:
        2,500      0.000%, 8/01/23 - FGIC Insured                                    No Opt. Call           A+            1,191,300
        2,555      0.000%, 8/01/24 - FGIC Insured                                    No Opt. Call           A+            1,136,387

        2,365   Montebello Unified School District, Los Angeles County,              No Opt. Call           A+              802,988
                   California, General Obligation Bonds, Series 2004, 0.000%,
                   8/01/27 - FGIC Insured

        3,550   M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call            A            3,942,382
                   Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39

        2,350   Palomar Pomerado Health Care District, California, Certificates   11/19 at 100.00         Baa2            2,462,730
                   of Participation, Series 2009, 6.750%, 11/01/39

        8,000   Rancho Mirage Joint Powers Financing Authority, California,        7/14 at 100.00       A3 (4)            9,355,280
                   Revenue Bonds, Eisenhower Medical Center, Series 2004,
                   5.625%, 7/01/34 (Pre-refunded 7/01/14)

       15,505   Riverside Public Financing Authority, California, University       8/17 at 100.00            A           13,106,687
                   Corridor Tax Allocation Bonds, Series 2007C, 5.000%,
                   8/01/37 - NPFG Insured

                San Bruno Park School District, San Mateo County, California,
                General Obligation Bonds, Series 2000B:
        2,575      0.000%, 8/01/24 - FGIC Insured                                    No Opt. Call           AA            1,184,037
        2,660      0.000%, 8/01/25 - FGIC Insured                                    No Opt. Call           AA            1,145,582

       14,605   San Joaquin Hills Transportation Corridor Agency, Orange             No Opt. Call            A            2,058,137
                   County, California, Toll Road Revenue Refunding Bonds,
                   Series 1997A, 0.000%, 1/15/35 - NPFG Insured

        5,000   San Jose, California, Airport Revenue Bonds, Series 2007A,         3/17 at 100.00            A            5,176,100
                   6.000%, 3/01/47 - AMBAC Insured (Alternative Minimum Tax)

          844   Yuba County Water Agency, California, Yuba River Development       9/10 at 100.00         Baa1              825,305
                   Revenue Bonds, Pacific Gas and Electric Company,
                   Series 1966A, 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------------
      273,964   Total California                                                                                        232,448,867
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 13

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.1%

$       5,000   Arkansas River Power Authority, Colorado, Power Revenue           10/16 at 100.00          BBB     $      4,542,850
                   Bonds, Series 2006, 5.250%, 10/01/40 - SYNCORA GTY Insured

        1,800   Colorado Educational and Cultural Facilities Authority,            8/11 at 100.00          AAA            1,963,080
                   Charter School Revenue Bonds, Peak-to-Peak Charter School,
                   Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)

        5,000   Colorado Health Facilities Authority, Colorado, Revenue            9/16 at 100.00           AA            4,776,150
                   Bonds, Catholic Health Initiatives, Series 2006A, 4.500%,
                   9/01/38

        2,100   Colorado Health Facilities Authority, Revenue Bonds, Catholic      3/12 at 100.00       AA (4)            2,315,355
                   Health Initiatives, Series 2002A, 5.500%, 3/01/32 (ETM)

          750   Colorado Health Facilities Authority, Revenue Bonds, Longmont     12/16 at 100.00         Baa2              692,093
                   United Hospital, Series 2006B, 5.000%, 12/01/23 - RAAI
                   Insured

        1,700   Colorado Health Facilities Authority, Revenue Bonds, Poudre        9/18 at 102.00          AAA            1,723,851
                   Valley Health System, Series 2005C, 5.250%, 3/01/40  - AGM
                   Insured

          500   Colorado Health Facilities Authority, Revenue Bonds, Vail          1/12 at 100.00         BBB+              504,720
                   Valley Medical Center, Series 2001, 5.750%, 1/15/22

       18,915   Denver, Colorado, Airport System Revenue Refunding Bonds,         11/13 at 100.00           A+           18,950,939
                   Series 2003B, 5.000%, 11/15/33 - SYNCORA GTY Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue           9/10 at 102.00          AAA            5,190,750
                   Bonds, Series 2000A, 5.750%, 9/01/35
                   (Pre-refunded 9/01/10) - NPFG Insured

                E-470 Public Highway Authority, Colorado, Senior
                Revenue Bonds, Series 2000B:
       24,200      0.000%, 9/01/31 - NPFG Insured                                    No Opt. Call            A            5,919,078
       16,500      0.000%, 9/01/32 - NPFG Insured                                    No Opt. Call            A            3,778,005

       39,700   E-470 Public Highway Authority, Colorado, Senior Revenue            9/10 at 31.42          Aaa           12,455,081
                   Bonds, Series 2000B, 0.000%, 9/01/28
                   (Pre-refunded 9/01/10) - NPFG Insured

        7,600   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,       9/26 at 52.09            A              993,320
                   Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured

       10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,       9/20 at 41.72            A            1,782,800
                   Series 2004B, 0.000%, 3/01/36 - NPFG Insured

        5,000   Ebert Metropolitan District, Colorado, Limited Tax General        12/17 at 100.00          N/R            3,431,000
                   Obligation Bonds, Series 2007, 5.350%, 12/01/37 - RAAI
                   Insured

        1,450   Northwest Parkway Public Highway Authority, Colorado,              6/11 at 102.00      N/R (4)            1,559,084
                   Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/19
                   (Pre-refunded 6/15/11) - AMBAC Insured

        7,000   Northwest Parkway Public Highway Authority, Colorado,              6/16 at 100.00      N/R (4)            7,712,110
                   Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/21
                   (Pre-refunded 6/15/16) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      152,215   Total Colorado                                                                                           78,290,266
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        8,670   Mashantucket Western Pequot Tribe, Connecticut, Subordinate       11/17 at 100.00          N/R            4,440,167
                   Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.5%

       10,000   Washington Convention Center Authority, District of Columbia,     10/16 at 100.00           A1            9,595,600
                   Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                   4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.8%

        4,000   Escambia County Health Facilities Authority, Florida,             11/12 at 101.00          Aa1            4,148,600
                   Revenue Bonds, Ascension Health Credit Group, Series 2002C,
                   5.750%, 11/15/32

       10,000   Florida State Board of Education, Public Education Capital         6/15 at 101.00          AAA           10,031,300
                   Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)

        1,750   Hillsborough County Industrial Development Authority, Florida,    10/16 at 100.00           A3            1,677,270
                   Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                   5.250%, 10/01/41

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax              10/11 at 100.00          Aa2           10,788,669
                   Revenue Bonds, Series 2001, 5.000%, 10/01/30 - AMBAC Insured

        3,000   JEA, Florida, Electric System Revenue Bonds, Series 2006A,         4/15 at 100.00          AAA            3,056,160
                   5.000%, 10/01/41 - AGM Insured

        4,880   Lee County, Florida, Airport Revenue Bonds, Series 2000A,         10/10 at 101.00          AAA            4,951,053
                   6.000%, 10/01/32 - AGM Insured (Alternative Minimum Tax)

14 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       5,000   Marion County Hospital District, Florida, Revenue Bonds, Munroe   10/17 at 100.00           A3     $      4,603,100
                   Regional Medical Center, Series 2007, 5.000%, 10/01/34

        8,250   Orange County School Board, Florida, Certificates of               8/12 at 100.00          AA-            8,321,033
                   Participation, Series 2002A, 5.000%, 8/01/27 - NPFG Insured

        9,250   Port Saint Lucie, Florida, Special Assessment Revenue Bonds,       7/17 at 100.00            A            8,260,898
                   Southwest Annexation District 1B, Series 2007, 5.000%,
                   7/01/40 - NPFG Insured

        2,500   Seminole Tribe of Florida, Special Obligation Bonds, Series       10/17 at 100.00          BBB            2,260,400
                   2007A, 144A, 5.250%, 10/01/27

       14,730   South Miami Health Facilities Authority, Florida, Revenue          8/17 at 100.00          AA-           14,473,993
                   Bonds, Baptist Health Systems of South Florida, Series 2007,
                   5.000%, 8/15/42 (UB)
------------------------------------------------------------------------------------------------------------------------------------
       74,050   Total Florida                                                                                            72,572,476
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.0%

       10,240   Atlanta, Georgia, Water and Wastewater Revenue Bonds,              5/11 at 100.00           A1           10,041,754
                   Series 1999A, 5.000%, 11/01/38 - FGIC Insured

        2,500   Atlanta, Georgia, Water and Wastewater Revenue Bonds,              5/12 at 100.00           A1            2,479,500
                   Series 2001A, 5.000%, 11/01/33 - NPFG Insured

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds, Series        10/14 at 100.00          AAA            4,163,560
                   2004, 5.250%, 10/01/39 - AGM Insured

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation          7/10 at 101.00          N/R            2,062,800
                   Certificates, Ty Cobb Healthcare System Inc., Series 1999,
                   6.500%, 7/01/27
------------------------------------------------------------------------------------------------------------------------------------
       18,990   Total Georgia                                                                                            18,747,614
------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.0%

        6,890   Hawaii Department of Budget and Finance, Special Purpose          10/12 at 101.00            A            6,934,234
                   Revenue Bonds, Hawaiian Electric Company Inc., Series 1997A,
                   5.650%, 10/01/27 - NPFG Insured

       12,325   Honolulu City and County, Hawaii, General Obligation Bonds,        3/13 at 100.00          Aa1           12,997,452
                   Series 2003A, 5.250%, 3/01/28 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       19,215   Total Hawaii                                                                                             19,931,686
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 12.0%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,          7/10 at 100.00           A+            2,063,749
                   6.375%, 1/01/20

       17,205   Chicago Board of Education, Illinois, Unlimited Tax                  No Opt. Call          Aa2            8,384,857
                   General Obligation Bonds, Dedicated Tax Revenues,
                   Series 1998B-1, 0.000%, 12/01/24 - FGIC Insured

          400   Chicago Greater Metropolitan Sanitary District, Illinois,            No Opt. Call          Aaa              415,936
                   General Obligation Capital Improvement Bonds, Series 1991,
                   7.000%, 1/01/11 (ETM)

        5,000   Chicago Housing Authority, Illinois, Revenue Bonds, Capital        7/12 at 100.00          Aaa            5,494,950
                   Fund Program, Series 2001, 5.375%, 7/01/18
                   (Pre-refunded 7/01/12)

          285   Chicago, Illinois, General Obligation Bonds, Series 2002A,         7/12 at 100.00          Aa2              299,176
                   5.625%, 1/01/39 - AMBAC Insured

        9,715   Chicago, Illinois, General Obligation Bonds, Series 2002A,         7/12 at 100.00      Aa2 (4)           10,728,857
                   5.625%, 1/01/39 (Pre-refunded 7/01/12) - AMBAC Insured

        2,575   Chicago, Illinois, Second Lien Passenger Facility Charge           1/11 at 101.00           A2            2,578,090
                   Revenue Bonds, O'Hare International Airport, Series 2001C,
                   5.100%, 1/01/26 - AMBAC Insured (Alternative Minimum Tax)

        3,020   Cook County High School District 209, Proviso Township,           12/16 at 100.00          AAA            3,324,416
                   Illinois, General Obligation Bonds, Series 2004,
                   5.000%, 12/01/19 - AGM Insured

          385   DuPage County Community School District 200, Wheaton,             11/13 at 100.00          Aa2              428,062
                   Illinois, General Obligation Bonds, Series 2003B,
                   5.250%, 11/01/20 - AGM Insured

        1,615   DuPage County Community School District 200, Wheaton,             11/13 at 100.00      Aa2 (4)            1,833,041
                   Illinois, General Obligation Bonds, Series 2003B, 5.250%,
                   11/01/20 (Pre-refunded 11/01/13) - AGM Insured

        5,000   Illinois Development Finance Authority, Gas Supply Revenue        11/13 at 101.00           A1            5,071,600
                   Bonds, Peoples Gas, Light and Coke Company, Series 2003E,
                   4.875%, 11/01/38 (Mandatory put 11/01/18) - AMBAC Insured
                   (Alternative Minimum Tax)

       28,030   Illinois Development Finance Authority, Local Government             No Opt. Call          Aa3           20,105,078
                   Program Revenue Bonds, Kane, Cook and DuPage Counties School
                   District U46 - Elgin, Series 2002, 0.000%, 1/01/19 -
                   AGM Insured

        1,800   Illinois Development Finance Authority, Local Government             No Opt. Call          Aa3            1,277,280
                   Program Revenue Bonds, Winnebago and Boone Counties School
                   District 205 - Rockford, Series 2000, 0.000%, 2/01/19 -
                   AGM Insured

                                                           Nuveen Investments 15

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago    12/12 at 100.00      N/R (4)     $      3,578,804
                   Charter School Foundation, Series 2002A, 6.250%, 12/01/32
                   (Pre-refunded 12/01/12)

        1,450   Illinois Development Finance Authority, Revenue Bonds, Illinois    9/11 at 100.00         BBB+            1,342,483
                   Wesleyan University, Series 2001, 5.125%, 9/01/35 - AMBAC
                   Insured

        6,550   Illinois Development Finance Authority, Revenue Bonds, Illinois    9/11 at 100.00     BBB+ (4)            6,918,831
                   Wesleyan University, Series 2001, 5.125%, 9/01/35
                   (Pre-refunded 9/01/11) - AMBAC Insured

        1,875   Illinois Finance Authority, Revenue Bonds, Central DuPage         11/19 at 100.00           AA            1,955,306
                   Health, Series 2009B, 5.500%, 11/01/39

        5,245   Illinois Finance Authority, Revenue Bonds, Loyola University of    7/17 at 100.00          Aa1            5,529,751
                   Chicago, Tender Option Bond Trust 1137, 9.186%, 7/01/46 (IF)

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern Memorial   8/14 at 100.00      N/R (4)            5,842,900
                   Hospital, Series 2004A, 5.500%, 8/15/43 (Pre-refunded
                   8/15/14)

        4,800   Illinois Finance Authority, Revenue Bonds, Provena Health,         8/19 at 100.00         BBB+            5,438,592
                   Series 2009A, 7.750%, 8/15/34

        3,975   Illinois Finance Authority, Revenue Bonds, Sherman Health          8/17 at 100.00          BBB            3,610,771
                   Systems, Series 2007A, 5.500%, 8/01/37

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Edward        2/11 at 101.00          AAA           15,731,250
                   Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34
                   (Pre-refunded 2/15/11) - AGM Insured

        8,180   Illinois Health Facilities Authority, Revenue Bonds, Sherman       8/10 at 100.00          BBB            7,970,265
                   Health Systems, Series 1997, 5.250%, 8/01/22 - AMBAC Insured

        3,985   Illinois Health Facilities Authority, Revenue Bonds, South           No Opt. Call      N/R (4)            4,825,755
                   Suburban Hospital, Series 1992, 7.000%, 2/15/18 (ETM)

        5,000   Illinois Sports Facility Authority, State Tax Supported Bonds,     6/15 at 101.00            A            5,056,550
                   Series 2001, 0.000%, 6/15/30 -  AMBAC Insured

        5,000   Lombard Public Facilities Corporation, Illinois, First Tier        1/16 at 100.00           B-            3,254,300
                   Conference Center and Hotel Revenue Bonds, Series 2005A-2,
                   5.500%, 1/01/36 - ACA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1992A:
       18,955      0.000%, 6/15/17 - FGIC Insured                                    No Opt. Call           A1           14,214,923
       12,830      0.000%, 6/15/18 - FGIC Insured                                    No Opt. Call           A1            9,019,875

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1994B:
        7,250      0.000%, 6/15/18 - NPFG Insured                                    No Opt. Call          AAA            5,096,968
        3,385      0.000%, 6/15/21 - NPFG Insured                                    No Opt. Call          AAA            1,984,287
        5,190      0.000%, 6/15/28 - NPFG Insured                                    No Opt. Call          AAA            1,890,561
       11,610      0.000%, 6/15/29 - FGIC Insured                                    No Opt. Call          AAA            3,955,527

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
       10,000      0.000%, 6/15/24 - NPFG Insured                                  6/22 at 101.00          AAA            8,035,900
       21,375      0.000%, 6/15/34 - NPFG Insured                                    No Opt. Call          AAA            5,231,745
       21,000      0.000%, 12/15/35 - NPFG Insured                                   No Opt. Call          AAA            4,662,630
       21,070      0.000%, 6/15/36 - NPFG Insured                                    No Opt. Call          AAA            4,531,314
       25,825      0.000%, 6/15/39 - NPFG Insured                                    No Opt. Call          AAA            4,655,473
        8,460      5.250%, 6/15/42 - NPFG Insured                                  6/12 at 101.00          AAA            8,576,156

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project, Series
                1996A:
       16,700      0.000%, 12/15/21 - NPFG Insured                                   No Opt. Call           A1            9,546,388
        1,650      5.250%, 6/15/27 - AMBAC Insured                                 6/10 at 100.00           A1            1,650,891

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project, Series
                2002B:
        3,775      0.000%, 6/15/20 - NPFG Insured                                  6/17 at 101.00          AAA            3,793,913
        5,715      0.000%, 6/15/21 - NPFG Insured                                  6/17 at 101.00          AAA            5,706,199

        1,000   Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood     3/17 at 100.00          AAA              978,010
                   Grove Special Service Area 4, Series 2007, 4.700%, 3/01/33 -
                   AGC Insured

        1,285   Tri-City Regional Port District, Illinois, Port and Terminal         No Opt. Call          N/R            1,106,603
                   Facilities Revenue Refunding Bonds, Delivery Network Project,
                   Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)

16 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,575   Will County Community School District 161, Summit Hill,              No Opt. Call          N/R     $      1,108,721
                   Illinois, Capital Appreciation School Bonds, Series 1999,
                   0.000%, 1/01/18 - FGIC Insured

          720   Will County Community School District 161, Summit Hill,              No Opt. Call      N/R (4)              561,427
                   Illinois, Capital Appreciation School Bonds, Series 1999,
                   0.000%, 1/01/18 - FGIC Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      345,700   Total Illinois                                                                                          229,368,161
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

          300   Anderson, Indiana, Economic Development Revenue Bonds, Anderson    4/14 at 100.00          N/R              281,208
                   University, Series 2007, 5.000%, 10/01/24

        8,010   Indiana Bond Bank, State Revolving Fund Program Bonds, Series      2/13 at 101.00          N/R            8,959,505
                   2001A, 5.375%, 2/01/19 (Alternative Minimum Tax)

        1,990   Indiana Bond Bank, State Revolving Fund Program Bonds, Series      2/13 at 101.00          AAA            2,182,552
                   2001A, 5.375%, 2/01/19

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue      3/14 at 100.00           A+            3,005,430
                   Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34
                   - AMBAC Insured

        4,450   Indiana Municipal Power Agency, Power Supply Revenue Bonds,        1/17 at 100.00           A+            4,472,250
                   Series 2007A, 5.000%, 1/01/42 - NPFG Insured

                Indianapolis Local Public Improvement Bond Bank, Indiana, Series
                1999E:
       12,500      0.000%, 2/01/21 - AMBAC Insured                                   No Opt. Call           AA            8,129,000
       14,595      0.000%, 2/01/27 - AMBAC Insured                                   No Opt. Call           AA            6,823,746
------------------------------------------------------------------------------------------------------------------------------------
       44,845   Total Indiana                                                                                            33,853,691
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

        5,805   Iowa Finance Authority, Single Family Mortgage Revenue Bonds,      7/16 at 100.00          AAA            5,626,322
                   Series 2007B, 4.800%, 1/01/37 (Alternative Minimum Tax)

        3,500   Iowa Higher Education Loan Authority, Private College Facility    10/12 at 100.00      N/R (4)            3,875,970
                   Revenue Bonds, Wartburg College, Series 2002, 5.500%,
                   10/01/33 (Pre-refunded 10/01/12) - ACA Insured

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement         6/15 at 100.00          BBB            5,236,560
                   Revenue Bonds, Series 2005C, 5.625%, 6/01/46

        6,160   Iowa Tobacco Settlement Authority, Tobacco Settlement              6/11 at 101.00          AAA            6,527,444
                   Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                   (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
       22,465   Total Iowa                                                                                               21,266,296
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

       10,000   Kansas Department of Transportation, Highway Revenue Bonds,        3/14 at 100.00          AAA           10,943,300
                   Series 2004A, 5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.1%

        1,060   Greater Kentucky Housing Assistance Corporation, FHA-Insured       7/10 at 100.00            A            1,061,081
                   Section 8 Mortgage Revenue Refunding Bonds, Series 1997A,
                   6.100%, 1/01/24 - NPFG Insured

        1,000   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA            1,087,270
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008-A1, 6.000%, 12/01/38 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------
        2,060   Total Kentucky                                                                                            2,148,351
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.6%

        1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds,       7/10 at 100.00          Ba3            1,000,080
                   Georgia Pacific Corporation Project, Series 1998, 5.350%,
                   9/01/11 (Alternative Minimum Tax)

       12,000   Louisiana Local Government Environmental Facilities & Community   11/17 at 100.00           BB           12,383,280
                   Development Authority, Revenue Bonds, Westlake Chemical
                   Corporation Project, Series 2007, 6.750%, 11/01/32

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,     8/15 at 100.00           A+            5,149,588
                   Franciscan Missionaries of Our Lady Health System, Series
                   2005A, 5.250%, 8/15/32

        4,515   Louisiana Public Facilities Authority, Hospital Revenue            5/10 at 100.00          AAA            4,840,983
                   Refunding Bonds, Southern Baptist Hospital, Series 1986,
                   8.000%, 5/15/12 (ETM)

       27,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco       5/11 at 101.00          BBB           27,039,911
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
       50,555   Total Louisiana                                                                                          50,413,842
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 17

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.4%

$       3,500   Maryland Energy Financing Administration, Revenue Bonds, AES       7/10 at 100.00          N/R     $      3,501,190
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)

        4,600   Maryland Health and Higher Educational Facilities Authority,       8/14 at 100.00           A2            4,671,530
                   Revenue Bonds, MedStar Health, Series 2004, 5.500%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
        8,100   Total Maryland                                                                                            8,172,720
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.9%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales Tax       7/12 at 100.00          AAA           10,909,300
                   Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
                   (Pre-refunded 7/01/12)

        1,720   Massachusetts Development Finance Agency, Resource Recovery        6/10 at 101.00          BBB            1,655,139
                   Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
                   5.100%, 12/01/12 (Alternative Minimum Tax)

        4,340   Massachusetts Health and Educational Facilities Authority,        11/11 at 101.00          BBB            3,983,512
                   Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                   5.250%, 11/15/31 - RAAI Insured

          500   Massachusetts Health and Educational Facilities Authority,         7/18 at 100.00           A3              480,875
                   Revenue Bonds, CareGroup Inc., Series 2008E-1 & 2, 5.125%,
                   7/01/38

        2,000   Massachusetts Health and Educational Facilities Authority,         7/14 at 100.00           BB            1,500,960
                   Revenue Bonds, Northern Berkshire Community Services Inc.,
                   Series 2004A, 6.375%, 7/01/34

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northern Berkshire Community Services Inc.,
                Series 2004B:
        1,340      6.250%, 7/01/24                                                 7/14 at 100.00           BB            1,135,610
        1,000      6.375%, 7/01/34                                                 7/14 at 100.00           BB              750,480

        2,300   Massachusetts Health and Educational Facilities Authority,         7/19 at 100.00          BBB            2,346,575
                   Revenue Refunding Bonds, Suffolk University Issue,
                   Series 2009A, 5.750%, 7/01/39

       12,755   Massachusetts Housing Finance Agency, Housing Bonds, Series       12/18 at 100.00          AA-           12,979,360
                   2009F, 5.700%, 6/01/40

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
       10,195      5.000%, 1/01/27 - NPFG Insured                                  6/10 at 100.00            A           10,196,020
       22,440      5.000%, 1/01/37 - NPFG Insured                                  7/10 at 100.00            A           22,440,449

        1,750   Massachusetts Water Pollution Abatement Trust, Pooled Loan         8/10 at 101.00          AAA            1,790,285
                   Program Bonds, Series 2000-6, 5.500%, 8/01/30 (Pre-refunded
                   8/01/10)

        4,250   Massachusetts Water Pollution Abatement Trust, Pooled Loan         8/10 at 101.00          AAA            4,325,990
                   Program Bonds, Series 2000-6, 5.500%, 8/01/30
------------------------------------------------------------------------------------------------------------------------------------
       74,590   Total Massachusetts                                                                                      74,494,555
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.9%

       12,290   Detroit Local Development Finance Authority, Michigan, Tax         5/10 at 100.00           B-            7,432,009
                   Increment Bonds, Series 1998A, 5.500%, 5/01/21

        5,000   Detroit Water Supply System, Michigan, Water Supply System         7/16 at 100.00          AAA            4,854,500
                   Revenue Bonds, Series 2006D, 4.625%, 7/01/32 - AGM Insured

        8,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue    7/15 at 100.00           A1            7,809,200
                   Bonds, Series 2005A, 5.000%, 7/01/35 - NPFG Insured

        5,240   Michigan Municipal Bond Authority, Clean Water Revolving Fund     10/12 at 100.00          AAA            5,682,308
                   Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/19

                Michigan Municipal Bond Authority, Public School Academy Revenue
                Bonds, Detroit Academy of Arts and Sciences Charter School,
                Series 2001A:
          900      7.500%, 10/01/12                                               10/11 at 100.00          Ba1              913,401
        5,000      7.900%, 10/01/21                                               10/10 at 102.00          Ba1            5,015,350
        3,500      8.000%, 10/01/31                                               10/10 at 102.00          Ba1            3,460,800

       22,235   Michigan State Hospital Finance Authority, Hospital Revenue        8/10 at 100.00          BB-           17,632,800
                   Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                   5.250%, 8/15/28

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        1,100      6.250%, 8/15/13                                                 8/10 at 100.00          BB-            1,100,165
       12,925      6.500%, 8/15/18                                                 8/10 at 100.00          BB-           12,825,607

18 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$       7,200   Michigan Strategic Fund, Limited Obligation Resource Recovery     12/12 at 100.00         Baa1     $      7,211,736
                   Revenue Refunding Bonds, Detroit Edison Company, Series
                   2002D, 5.250%, 12/15/32 - SYNCORA GTY Insured

        1,150   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue   9/18 at 100.00           A1            1,361,600
                   Bonds, William Beaumont Hospital, Refunding Series 2009V,
                   8.250%, 9/01/39
------------------------------------------------------------------------------------------------------------------------------------
       84,540   Total Michigan                                                                                           75,299,476
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.6%

        1,750   Breckenridge, Minnesota, Revenue Bonds, Catholic Health            5/14 at 100.00           AA            1,786,225
                   Initiatives, Series 2004A, 5.000%, 5/01/30

        6,375   Minneapolis Health Care System, Minnesota, Revenue Bonds,         11/18 at 100.00            A            7,149,053
                   Fairview Hospital and Healthcare Services, Series 2008A,
                   6.625%, 11/15/28

          355   Minnesota Housing Finance Agency, Rental Housing Bonds, Series     8/10 at 100.00          AA+              356,505
                   1995D, 5.900%, 8/01/15 - NPFG Insured

        2,000   Saint Paul Housing and Redevelopment Authority, Minnesota,        11/16 at 100.00         Baa1            1,868,320
                   Health Care Facilities Revenue Bonds, HealthPartners
                   Obligated Group, Series 2006, 5.250%, 5/15/36
------------------------------------------------------------------------------------------------------------------------------------
       10,480   Total Minnesota                                                                                          11,160,103
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.5%

       40,000   Missouri Health and Educational Facilities Authority, Revenue      5/13 at 100.00           AA           40,627,200
                   Bonds, BJC Health System, Series 2003, 5.250%, 5/15/32 (UB)

       12,000   Missouri Health and Educational Facilities Authority, Revenue      6/20 at 100.00          AA-           12,276,360
                   Bonds, SSM Health Care System, Series 2010B, 5.000%, 6/01/30
                   (WI/DD, Settling 5/13/10)

        6,000   Missouri-Illinois Metropolitan District Bi-State Development      10/13 at 100.00          AAA            6,061,680
                   Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                   Cross County Extension Project, Series 2002B, 5.000%,
                   10/01/32 - AGM Insured

        4,000   Sugar Creek, Missouri, Industrial Development Revenue Bonds,       6/13 at 101.00         BBB-            3,657,680
                   Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                   (Alternative Minimum Tax)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
        1,105      5.500%, 11/15/12                                                5/10 at 100.00           B+            1,105,232
        1,000      5.600%, 11/15/17                                                5/10 at 100.00           B+              949,600

        3,175   West Plains Industrial Development Authority, Missouri, Hospital   5/10 at 101.00           B+            3,036,348
                   Facilities Revenue Bonds, Ozark Medical Center, Series 1999,
                   6.750%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
       67,280   Total Missouri                                                                                           67,714,100
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.2%

        3,750   Forsyth, Rosebud County, Montana, Pollution Control Revenue        3/13 at 101.00           A-            3,735,338
                   Refunding Bonds, Puget Sound Energy, Series 2003A, 5.000%,
                   3/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.3%

        5,000   Omaha Public Power District, Nebraska, Electric System Revenue     2/18 at 100.00          Aa1            5,396,800
                      Bonds, Series 2008A, 5.500%, 2/01/39
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.2%

        2,500   Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe          9/13 at 100.00          BBB            2,275,400
                   Hospital, Series 2003A, 5.125%, 9/01/29 - RAAI Insured

        5,000   Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien       1/20 at 100.00          Aa3            5,311,950
                   Series 2010B, 5.750%, 7/01/42

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
       15,095      0.000%, 1/01/24 - AMBAC Insured                                   No Opt. Call         Caa2            2,100,771
       11,000      0.000%, 1/01/25 - AMBAC Insured                                   No Opt. Call         Caa2            1,431,760
        4,000      5.625%, 1/01/32 - AMBAC Insured (5)                             1/12 at 100.00         Caa2            1,284,720
       22,010      5.375%, 1/01/40 - AMBAC Insured (5)                             7/10 at 100.00         Caa2            7,069,392

        2,500   Reno, Neveda, Health Facility Revenue Bonds, Catholic Healthcare   7/17 at 100.00          AA+            2,775,700
                   West, Trust 2634, 18.389%, 7/01/31 - BHAC Insured (IF)

                                                           Nuveen Investments 19

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)  RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$       1,500   Sparks Tourism Improvement District 1, Legends at Sparks           6/18 at 100.00          Ba3     $      1,392,120
                   Marina, Nevada, Senior Sales Tax Revenue Bonds Series
                   2008A, 6.750%, 6/15/28
------------------------------------------------------------------------------------------------------------------------------------
       63,605   Total Nevada                                                                                             23,641,813
------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.1%

        1,500   New Hampshire Business Finance Authority, Revenue Bonds,          10/19 at 100.00         BBB+            1,526,205
                   Elliot Hospital Obligated Group Issue, Series 2009A,
                   6.125%, 10/01/39
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 5.7%

       23,625   New Jersey Economic Development Authority, Special Facilities      9/10 at 100.50            B           22,307,670
                   Revenue Bonds, Continental Airlines Inc., Series 1999,
                   6.250%, 9/15/29 (Alternative Minimum Tax)

        9,000   New Jersey Economic Development Authority, Special Facilities     11/10 at 101.00            B            9,006,930
                   Revenue Bonds, Continental Airlines Inc., Series 2000,
                   7.000%, 11/15/30 (Alternative Minimum Tax)

        4,740   New Jersey Health Care Facilities Financing Authority,              1/17 at 41.49          BB+              698,771
                   Revenue Bonds, Saint Barnabas Health Care System, Series
                   2006A, 0.000%, 7/01/34

       11,200   New Jersey Health Care Facilities Financing Authority,             7/10 at 101.00     BBB- (4)           11,446,512
                   Revenue Bonds, Trinitas Hospital Obligated Group, Series
                   2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)

        7,500   New Jersey Transportation Trust Fund Authority,                    6/13 at 100.00          AAA            8,516,325
                   Transportation System Bonds, Series 2003C, 5.500%, 6/15/24
                   (Pre-refunded 6/15/13)

                New Jersey Transportation Trust Fund Authority,
                Transportation System Bonds, Series 2006C:
       30,000      0.000%, 12/15/31 - FGIC Insured                                   No Opt. Call          AA-            8,424,900
       27,000      0.000%, 12/15/32 - AGM Insured                                    No Opt. Call          AAA            7,800,300

          310   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,          No Opt. Call           A+              367,229
                   6.500%, 1/01/16 - NPFG Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          105      6.500%, 1/01/16 - NPFG Insured (ETM)                              No Opt. Call       A+ (4)              129,663
        1,490      6.500%, 1/01/16 - NPFG Insured (ETM)                              No Opt. Call       A+ (4)            1,725,778

       27,185   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/12 at 100.00          AAA           30,194,649
                   Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                   6/01/42 (Pre-refunded 6/01/12)

        7,165   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/13 at 100.00          AAA            8,271,634
                   Settlement Asset-Backed Bonds, Series 2003, 6.250%,
                   6/01/43 (Pre-refunded 6/01/13)
------------------------------------------------------------------------------------------------------------------------------------
      149,320   Total New Jersey                                                                                        108,890,361
------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.6%

        1,500   University of New Mexico, Revenue Refunding Bonds, Series            No Opt. Call           AA            1,770,450
                   1992A, 6.000%, 6/01/21

        9,600   University of New Mexico, Subordinate Lien Revenue Refunding       6/12 at 100.00           AA            9,722,784
                   and Improvement Bonds, Series 2002A, 5.000%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total New Mexico                                                                                         11,493,234
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 7.4%

        8,500   Dormitory Authority of the State of New York, FHA-Insured          2/14 at 100.00          AAA            8,735,620
                   Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                   5.050%, 2/15/25

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,       7/10 at 100.00           A2            2,501,475
                   Mount Sinai NYU Health Obligated Group, Series 2000A,
                   5.500%, 7/01/26

        2,625   Dormitory Authority of the State of New York, Revenue Bonds,       7/10 at 100.00           A2            2,626,549
                   Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

       15,500   Long Island Power Authority, New York, Electric System             9/11 at 100.00          AAA           16,507,810
                   General Revenue Bonds, Series 2001A, 5.375%, 9/01/25
                   (Pre-refunded 9/01/11)

        2,000   Long Island Power Authority, New York, Electric System             6/16 at 100.00           A-            2,036,660
                   General Revenue Bonds, Series 2006B, 5.000%, 12/01/35

        1,510   New York City Industrial Development Agency, New York, Civic      12/16 at 100.00          BB+            1,162,338
                   Facility Revenue Bonds, Vaughn College of Aeronautics,
                   Series 2006B, 5.000%, 12/01/31

       10,000   New York City Industrial Development Agency, New York,             8/12 at 101.00           B-           10,294,900
                   Special Facilities Revenue Bonds, JFK Airport - American
                   Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                   Minimum Tax)

        5,500   New York City Municipal Water Finance Authority, New York,        12/14 at 100.00          AAA            5,685,295
                   Water and Sewerage System Revenue Bonds, Series 2004B,
                   5.000%, 6/15/36 - AGM Insured (UB)

20 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)  RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$           5   New York City, New York, General Obligation Bonds, Fiscal          7/10 at 100.00           AA     $          5,022
                   Series 1997E, 6.000%, 8/01/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2003J:
        1,450      5.500%, 6/01/21                                                 6/13 at 100.00           AA            1,594,087
          385      5.500%, 6/01/22                                                 6/13 at 100.00           AA              419,200

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004C:
        8,000      5.250%, 8/15/24                                                 8/14 at 100.00           AA            8,680,800
        6,000      5.250%, 8/15/25                                                 8/14 at 100.00           AA            6,493,800

       10,000   New York Dorm Authority, FHA Insured Mortgage Hospital             8/16 at 100.00          BB+            9,456,100
                   Revenue Bonds, Kaleida Health, Series 2006, 4.700%, 2/15/35

                New York State Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed and State Contingency
                Contract-Backed Bonds, Series 2003A-1:
       10,000      5.500%, 6/01/17                                                 6/11 at 100.00          AA-           10,429,800
       11,190      5.500%, 6/01/18                                                 6/12 at 100.00          AA-           11,940,513
       28,810      5.500%, 6/01/19                                                 6/13 at 100.00          AA-           31,458,785

        2,500   Port Authority of New York and New Jersey, Special Project           No Opt. Call            A            2,540,175
                   Bonds, JFK International Air Terminal LLC, Sixth Series
                   1997, 6.250%, 12/01/10 - NPFG Insured (Alternative Minimum
                   Tax)

        8,500   Power Authority of the State of New York, General Revenue         11/10 at 100.00          Aa2            8,543,520
                   Bonds, Series 2000A, 5.250%, 11/15/40
------------------------------------------------------------------------------------------------------------------------------------
      134,975   Total New York                                                                                          141,112,449
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        1,500   Charlotte, North Carolina, Certificates of Participation,          6/13 at 100.00          AA+            1,538,055
                   Governmental Facilities Projects, Series 2003G, 5.000%,
                   6/01/33

        3,000   Charlotte-Mecklenberg Hospital Authority, North Carolina,          1/18 at 100.00          AA-            3,020,760
                   Carolinas HealthCare System Revenue Bonds, Series 2008A,
                   5.000%, 1/15/47

        2,500   North Carolina Eastern Municipal Power Agency, Power System        1/13 at 100.00           A-            2,541,250
                   Revenue Refunding Bonds, Series 2003D, 5.125%, 1/01/26

        1,500   North Carolina Infrastructure Finance Corporation,                 2/14 at 100.00          AA+            1,629,330
                   Certificates of Participation, Correctional Facilities,
                   Series 2004A, 5.000%, 2/01/20

        2,000   North Carolina Medical Care Commission, Health System Revenue     10/17 at 100.00           AA            1,964,840
                   Bonds, Mission St. Joseph's Health System, Series 2007,
                   4.500%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------------
       10,500   Total North Carolina                                                                                     10,694,235
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.4%

       10,000   American Municipal Power Ohio Inc., General Revenue Bonds,         2/18 at 100.00           A1           10,269,300
                   Prairie State Energy Campus Project Series 2008A, 5.250%,
                   2/15/43

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-2:
        2,880      5.375%, 6/01/24                                                 6/17 at 100.00          BBB            2,728,627
          480      5.125%, 6/01/24                                                 6/17 at 100.00          BBB              443,424
        5,500      5.875%, 6/01/30                                                 6/17 at 100.00          BBB            4,657,345
       17,165      5.750%, 6/01/34                                                 6/17 at 100.00          BBB           13,505,594
       11,785      5.875%, 6/01/47                                                 6/17 at 100.00          BBB            8,846,057

        9,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco      6/22 at 100.00          BBB            6,184,943
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-3, 0.000%, 6/01/37
------------------------------------------------------------------------------------------------------------------------------------
       56,960   Total Ohio                                                                                               46,635,290
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.8%

        9,955   Oklahoma Development Finance Authority, Revenue Bonds, St.         2/14 at 100.00            A            9,748,533
                   John Health System, Series 2004, 5.125%, 2/15/31

        5,045   Oklahoma Development Finance Authority, Revenue Bonds, St.         2/14 at 100.00          AAA            5,748,122
                   John Health System, Series 2004, 5.125%, 2/15/31
                   (Pre-refunded 2/15/14)
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Total Oklahoma                                                                                           15,496,655
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 21

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)  RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.3%

$       2,600   Clackamas County Hospital Facility Authority, Oregon, Revenue      5/11 at 101.00           A+     $      2,662,036
                   Refunding Bonds, Legacy Health System, Series 2001,
                   5.250%, 5/01/21

        2,860   Oregon State Facilities Authority, Revenue Bonds, Willamette      10/17 at 100.00            A            2,806,947
                   University, Series 2007A, 5.000%, 10/01/32
------------------------------------------------------------------------------------------------------------------------------------
        5,460   Total Oregon                                                                                              5,468,983
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.9%

       10,300   Allegheny County Hospital Development Authority,                  11/17 at 100.00           BB            8,742,228
                   Pennsylvania, Revenue Bonds, West Penn Allegheny Health
                   System, Series 2007A, 5.000%, 11/15/28

        6,500   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,         12/14 at 100.00          Aa3            6,854,705
                   Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        8,000   Philadelphia School District, Pennsylvania, General                6/14 at 100.00      Aa2 (4)            9,193,120
                   Obligation Bonds, Series 2004D, 5.125%, 6/01/34
                   (Pre-refunded 6/01/14) - FGIC Insured

       10,075   State Public School Building Authority, Pennsylvania, Lease        6/13 at 100.00          AAA           11,256,798
                   Revenue Bonds, Philadelphia School District, Series 2003,
                   5.000%, 6/01/33 (Pre-refunded 6/01/13) - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       34,875   Total Pennsylvania                                                                                       36,046,851
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.6%

        8,340   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,        7/18 at 100.00         Baa1            8,705,459
                   Senior Lien Series 2008A, 6.000%, 7/01/44

       13,000   Puerto Rico Highway and Transportation Authority, Highway            No Opt. Call           A3           12,845,950
                   Revenue Bonds, Series 2007N, 5.250%, 7/01/39 - FGIC Insured

        5,450   Puerto Rico Industrial, Tourist, Educational, Medical and          6/10 at 101.00         Baa3            5,498,069
                   Environmental Control Facilities Financing Authority,
                   Co-Generation Facility Revenue Bonds, Series 2000A,
                   6.625%, 6/01/26 (Alternative Minimum Tax)

        4,345   Puerto Rico Infrastructure Financing Authority, Special           10/10 at 101.00          AAA            4,483,475
                   Obligation Bonds, Series 2000A, 5.500%, 10/01/40
                   (Pre-Refunded 10/01/10)

       11,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax             8/26 at 100.00           A+            8,837,950
                   Revenue Bonds, First Subordinate Series 2009A, 0.000%,
                   8/01/32

       70,300   Puerto Rico Sales Tax Financing Corporation, Sales Tax               No Opt. Call          Aa2            4,434,524
                   Revenue Bonds, Series 2007A, 0.000%, 8/01/54 - AMBAC
                   Insured

        5,000   Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%,       7/10 at 100.00            A            5,009,200
                   7/01/19 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      117,435   Total Puerto Rico                                                                                        49,814,627
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.3%

        6,250   Rhode Island Health and Educational Building Corporation,          5/10 at 100.00            A            6,249,750
                   Hospital Financing Revenue Bonds, Lifespan Obligated
                   Group, Series 1996, 5.250%, 5/15/26 - NPFG Insured

       19,195   Rhode Island Tobacco Settlement Financing Corporation,             6/12 at 100.00          BBB           18,425,664
                   Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                   6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
       25,445   Total Rhode Island                                                                                       24,675,414
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.0%

        7,000   Dorchester County School District 2, South Carolina,              12/14 at 100.00          AA-            7,244,370
                   Installment Purchase Revenue Bonds, GROWTH, Series 2004,
                   5.250%, 12/01/29

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation        6/14 at 100.00           A+            2,973,960
                   Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC
                   Insured

       11,550   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call          AAA            4,528,293
                   Revenue Bonds, Series 2004A-2, 0.000%, 1/01/28 - AMBAC
                   Insured

        8,475   Piedmont Municipal Power Agency, South Carolina, Electric          7/10 at 100.00           A-            8,477,712
                   Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25

        4,320   South Carolina JOBS Economic Development Authority, Economic      11/12 at 100.00       A3 (4)            4,810,925
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)

       16,430   South Carolina JOBS Economic Development Authority, Economic      11/12 at 100.00           A-           16,446,759
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002B, 5.625%, 11/15/30

22 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)  RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

$       8,000   South Carolina JOBS Economic Development Authority, Hospital      12/10 at 102.00     Baa2 (4)     $      8,500,400
                   Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                   7.375%, 12/15/21 (Pre-refunded 12/15/10)

        4,215   Spartanburg Sanitary Sewer District, South Carolina, Sewer         3/14 at 100.00          AA-            4,257,192
                   System Revenue Bonds, Series 2003B, 5.000%, 3/01/38 - NPFG
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
       62,990   Total South Carolina                                                                                     57,239,611
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

       10,300   Jackson, Tennessee, Hospital Revenue Refunding Bonds,              4/18 at 100.00           A+           10,407,532
                   Jackson-Madison County General Hospital Project, Series
                   2008, 5.625%, 4/01/38

                Knox County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Baptist Health System
                of East Tennessee Inc., Series 2002:
        3,000      6.375%, 4/15/22                                                 4/12 at 101.00           A1            3,175,200
        2,605      6.500%, 4/15/31                                                 4/12 at 101.00           A1            2,763,228

        2,000   Sullivan County Health Educational and Housing Facilities          3/13 at 100.00          N/R            1,854,900
                   Board, Tennessee, Revenue Bonds, Wellmont Health System,
                   Refunding Series 200A, 5.486%, 9/01/32

        3,000   Sullivan County Health Educational and Housing Facilities          9/16 at 100.00         BBB+            2,759,460
                   Board, Tennessee, Revenue Bonds, Wellmont Health System,
                   Series 2006C, 5.250%, 9/01/36
------------------------------------------------------------------------------------------------------------------------------------
       20,905   Total Tennessee                                                                                          20,960,320
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.5%

        5,000   Alliance Airport Authority, Texas, Special Facilities Revenue     12/12 at 100.00         CCC+            3,494,400
                   Bonds, American Airlines Inc., Series 2007, 5.250%,
                   12/01/29 (Alternative Minimum Tax)

        2,000   Austin Convention Enterprises Inc., Texas, Convention Center       1/17 at 100.00           BB            1,710,660
                   Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%,
                   1/01/34

        5,110   Brazos River Authority, Texas, Pollution Control Revenue           4/13 at 101.00         Caa3            3,057,364
                   Refunding Bonds, TXU Electric Company, Series 1999C,
                   7.700%, 3/01/32 (Alternative Minimum Tax)

                Central Texas Regional Mobility Authority, Travis and
                Williamson Counties, Toll Road Revenue Bonds, Series 2005:
        4,000      5.000%, 1/01/35 - FGIC Insured                                  1/15 at 100.00            A            3,572,960
       31,550      5.000%, 1/01/45 - FGIC Insured                                  1/15 at 100.00            A           27,880,418

       11,850   Harris County-Houston Sports Authority, Texas, Junior Lien           No Opt. Call            A            3,911,211
                   Revenue Bonds, Series 2001H, 0.000%, 11/15/27 - NPFG
                   Insured

        2,950   Harris County-Houston Sports Authority, Texas, Senior Lien        11/11 at 100.00            A            2,773,443
                   Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - NPFG
                   Insured

       13,270   Harris County-Houston Sports Authority, Texas, Third Lien          11/24 at 59.10            A            2,609,015
                   Revenue Bonds, Series 2004-A3., 0.000%, 11/15/33 - NPFG
                   Insured

       24,660   Houston, Texas, Hotel Occupancy Tax and Special Revenue              No Opt. Call           A2            7,832,756
                   Bonds, Convention and Entertainment Project, Series 2001B,
                   0.000%, 9/01/29 - AMBAC Insured

       10,045   Houston, Texas, Subordinate Lien Airport System Revenue            7/10 at 100.00          AAA           10,110,895
                   Bonds, Series 2000A, 5.875%, 7/01/16 - AGM Insured
                   (Alternative Minimum Tax)

        3,470   Irving Independent School District, Texas, Unlimited Tax             No Opt. Call          AAA            3,453,587
                   School Building Bonds, Series 1997, 0.000%, 2/15/11

        5,000   Kerrville Health Facilities Development Corporation, Texas,          No Opt. Call         BBB-            4,583,300
                   Revenue Bonds, Sid Peterson Memorial Hospital Project,
                   Series 2005, 5.375%, 8/15/35

       22,060   Leander Independent School District, Williamson and Travis          7/10 at 33.32          AAA            7,273,844
                   Counties, Texas, Unlimited Tax School Building and
                   Refunding Bonds, Series 2000, 0.000%, 8/15/27

                North Texas Thruway Authority, First Tier System Revenue
                Refunding Bonds, Capital Appreciation Series 2008I:
       30,000      0.000%, 1/01/42 - AGC Insured                                   1/25 at 100.00          AAA           22,776,600
        5,220      0.000%, 1/01/43                                                 1/25 at 100.00           A2            4,026,604

       15,450   North Texas Thruway Authority, First Tier System Revenue             No Opt. Call          AAA            3,569,568
                   Refunding Bonds, Capital Appreciation Series 2008, 0.000%,
                   1/01/36 - AGC Insured

        4,650   Port Corpus Christi Industrial Development Corporation,           10/10 at 100.00          BBB            4,648,001
                   Texas, Revenue Refunding Bonds, Valero Refining and
                   Marketing Company, Series 1997A, 5.400%, 4/01/18

                                                           Nuveen Investments 23

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Richardson Hospital Authority, Texas, Revenue Bonds,              12/13 at 100.00         Baa2     $     4,771,400
                   Richardson Regional Medical Center, Series 2004, 6.000%,
                   12/01/34

        2,000   Sabine River Authority, Texas, Pollution Control Revenue           7/13 at 101.00          CCC           1,107,500
                   Refunding Bonds, TXU Electric Company, Series 2003A,
                   5.800%, 7/01/22

        3,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005,       5/15 at 100.00          Aa1           3,013,290
                   4.750%, 5/15/37 - NPFG Insured

       11,585   Tarrant County Cultural & Educational Facilities Financing         2/17 at 100.00          AA-          11,742,440
                   Corporation, Texas, Revenue Bonds, Series 2008, Trust
                   1201, 9.203%, 2/15/36 (IF)

        5,000   Tarrant County Cultural Education Facilities Finance               1/19 at 100.00          AAA           5,562,900
                   Corporation, Texas, Revenue Refunding Bonds, Christus
                   Health, Series 2008, 6.500%, 7/01/37
-----------------------------------------------------------------------------------------------------------------------------------
      222,870   Total Texas                                                                                            143,482,156
-----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        3,260   Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series       6/15 at 100.00          N/R           3,179,413
                   2005, 5.000%, 6/01/24 - RAAI Insured

          460   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 101.50          AAA             461,495
                   Series 1998G-2, Class I, 5.200%, 7/01/30 (Alternative
                   Minimum Tax)

        3,700   Utah State Board of Regents, Utah State University, Revenue        4/14 at 100.00       AA (4)           4,180,556
                   Bonds, Series 2004, 5.000%, 4/01/35 (Pre-refunded
                   4/01/14) - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
        7,420   Total Utah                                                                                               7,821,464
-----------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.1%

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds,            1/14 at 100.00         Baa3           2,522,975
                   Refinery Project - Hovensa LLC, Series 2003, 6.125%,
                   7/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.4%

        3,000   Fairfax County Economic Development Authority, Virginia,          10/17 at 100.00          N/R           2,887,560
                   Residential Care Facilities Mortgage Revenue Bonds,
                   Goodwin House, Inc., Series 2007A, 5.125%,
                   10/01/42

        4,125   Metropolitan Washington D.C. Airports Authority, Airport          10/12 at 100.00          AA-           4,374,315
                   System Revenue Bonds, Series 2002A, 5.750%, 10/01/16 -
                   FGIC Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        7,125   Total Virginia                                                                                           7,261,875
-----------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.1%

        6,400   Cowlitz County Public Utilities District 1, Washington,            9/14 at 100.00           A1           6,411,904
                   Electric Production Revenue Bonds, Series 2004, 5.000%,
                   9/01/34 - FGIC Insured

       12,500   Energy Northwest, Washington, Electric Revenue Refunding           7/12 at 100.00          Aaa          13,687,500
                   Bonds, Columbia Generating Station - Nuclear Project 2,
                   Series 2002B, 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Electric Revenue Refunding           7/13 at 100.00          Aaa           4,455,840
                   Bonds, Nuclear Project 3, Series
                   2003A, 5.500%, 7/01/17 - SYNCORA GTY Insured

        8,200   Washington Public Power Supply System, Revenue Refunding             No Opt. Call          Aaa           7,534,652
                   Bonds, Nuclear Project 3, Series 1989B, 0.000%, 7/01/14

        2,500   Washington State Health Care Facilities Authority, Revenue           No Opt. Call          N/R           2,065,150
                   Bonds, Northwest Hospital and Medical Center of
                   Seattle, Series 2007, 5.700%, 12/01/32

        5,000   Washington State Healthcare Facilities Authority, Revenue         10/16 at 100.00           AA           4,924,250
                   Bonds, Providence Health Care Services, Series 2006A,
                   4.625%, 10/01/34 - FGIC Insured

        2,815   Washington State Healthcare Facilities Authority, Revenue          8/17 at 100.00            A           2,597,879
                   Bonds, Virginia Mason Medical Center, Series 2007B,
                   5.000%, 2/15/27 - NPFG Insured

        7,895   Washington State Housing Finance Commission, Single Family        12/15 at 100.00          Aaa           7,882,921
                   Program Bonds, 2006 Series 3A, 5.000%, 12/01/37
                   (Alternative Minimum Tax)

       19,240   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00          BBB          19,342,164
                   Settlement Asset-Backed Revenue Bonds, Series 2002,
                   6.625%, 6/01/32

                Washington State, Motor Vehicle Fuel Tax General
                Obligation Bonds, Series 2002-03C:
        9,000      0.000%, 6/01/29 - NPFG Insured                                    No Opt. Call          AA+           3,766,050
       16,195      0.000%, 6/01/30 - NPFG Insured                                    No Opt. Call          AA+           6,373,542
-----------------------------------------------------------------------------------------------------------------------------------
       93,745   Total Washington                                                                                        79,041,852
------------------------------------------------------------------------------------------------------------------------------------

24 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.5%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
$       5,360      6.125%, 6/01/27 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA     $     5,739,649
       14,750      6.375%, 6/01/32 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA          16,393,888

        6,000   Wisconsin Health and Educational Facilities Authority,             9/13 at 100.00     BBB+ (4)           6,880,740
                   Revenue Bonds, Franciscan Sisters of Christian Charity
                   Healthcare Ministry, Series 2003A, 5.875%, 9/01/33
                   (Pre-refunded 9/01/13)

        1,000   Wisconsin Health and Educational Facilities Authority,             2/16 at 100.00         BBB+           1,027,740
                   Revenue Bonds, Marshfield Clinic,
                   Series 2006A, 5.000%, 2/15/17

       10,000   Wisconsin Health and Educational Facilities Authority,             6/20 at 100.00          AA-          10,182,000
                   Revenue Bonds, SSM Healthcare System, Series 2010,
                   5.000%, 6/01/30 (WI/DD, Settling 5/13/10)

        3,750   Wisconsin Health and Educational Facilities Authority,             2/12 at 101.00          AAA           4,112,213
                   Revenue Bonds, Wheaton Franciscan Services Inc., Series
                   2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)

        2,755   Wisconsin Housing and Economic Development Authority, Home         9/14 at 100.00           AA           2,617,085
                   Ownership Revenue Bonds, Series 2005C, 4.875%, 3/01/36
                   (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       43,615   Total Wisconsin                                                                                         46,953,315
-----------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.1%

        2,035   Campbell County, Wyoming Solid Waste Facilities Revenue            7/19 at 100.00           A+           2,185,203
                   Bonds, Basin Electric Power Cooperative - Dry Fork
                   Station Facilities, Series 2009A, 5.750%, 7/15/39
-----------------------------------------------------------------------------------------------------------------------------------
$   2,415,369   Total Investments (cost $1,867,394,083) - 99.9%                                                      1,912,442,355
=============----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.0)%                                                                     (38,250,000)
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                    40,334,907
                -------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                 $  1,914,527,262
                ===================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  N/R Not rated.

WI/DD Purchased on a when-issued or delayed  delivery  basis.

(ETM) Escrowed to maturity.

 (IF) Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

 144A Investment is exempt from registration  under Rule 144A of the Securities
      Act of  1933,  as  amended.  These  investments  may  only  be  resold  in
      transactions   exempt  from   registration   which  are   normally   those
      transactions with qualified institutional buyers.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 25

NUW | Nuveen Municipal Value Fund 2
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.0%

$         155   Northern Tobacco Securitization Corporation, Alaska, Tobacco       6/14 at 100.00          Baa3    $        104,196
                   Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.4%

        4,000   Maricopa County Pollution Control Corporation, Arizona,            2/19 at 100.00           BBB           4,528,200
                   Pollution Control Revenue Bonds, El Paso Electric Company,
                   Refunding Series 2009A, 7.250%, 2/01/40

        2,995   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue        No Opt. Call             A           2,670,821
                   Bonds, Citigroup Energy Inc Prepay Contract Obligations,
                   Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------
        6,995   Total Arizona                                                                                             7,199,021
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.3%

       11,000   Alhambra Unified School District, Los Angeles County,                No Opt. Call           AAA           1,671,780
                   California, General Obligation Bonds, Capital Appreciation
                   Series 2009B, 0.000%, 8/01/41 - AGC Insured

        2,500   California State Public Works Board, Lease Revenue Bonds,          4/19 at 100.00            A2           2,654,175
                   Department of General Services Buildings 8 & 9, Series
                   2009A, 6.250%, 4/01/34

          500   California, General Obligation Bonds, Tender Option Bond Trust     3/20 at 100.00           AAA             603,800
                   3162, 19.363%, 3/01/40 - AGM Insured (IF)

        1,800   Golden State Tobacco Securitization Corporation, California,       6/15 at 100.00            A2           1,647,666
                   Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                   Series 2005A, 5.000%, 6/01/45

        2,150   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00           BBB           1,756,013
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.000%, 6/01/33

          450   M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call             A             499,739
                   Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39

                Palomar Pomerado Health, California, General Obligation Bonds,
                Series 2009A:
        9,320      0.000%, 8/01/33 - AGC Insured                                     No Opt. Call           AAA           2,362,620
       10,200      0.000%, 8/01/38 - AGC Insured                                   8/29 at 100.00           AAA           6,280,242

                Poway Unified School District, San Diego County, California,
                School Facilities Improvement District 2007-1 General
                Obligation Bonds, Series 2009A:
        8,000      0.000%, 8/01/32                                                   No Opt. Call           Aa2           2,155,920
        8,000      0.000%, 8/01/33                                                   No Opt. Call           Aa2           2,023,440
------------------------------------------------------------------------------------------------------------------------------------
       53,920   Total California                                                                                         21,655,395
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.2%

        5,000   Denver City and County, Colorado, Airport System Revenue Bonds,   11/15 at 100.00            A+           5,188,350
                   Series 2005A, 5.000%, 11/15/25 - SYNCORA GTY Insured

        3,605   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,       9/20 at 67.94             A           1,181,395
                   Series 2004B, 0.000%, 9/01/27 - NPFG Insured

        4,000   Park Creek Metropolitan District, Colorado, Senior Property Tax      No Opt. Call           AAA           4,472,800
                   Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 - AGC
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,605   Total Colorado                                                                                           10,842,545
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 8.8%

        9,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/19 at 100.00            A2           9,667,200
                   International Airport, Series 2009A, 5.500%, 10/01/41

                Miami-Dade County, Florida, General Obligation Bonds, Build
                Better Communities Program, Series 2009-B1:
        2,500      6.000%, 7/01/38                                                 7/18 at 100.00           Aa2           2,782,725
        2,000      5.625%, 7/01/38                                                 7/18 at 100.00           Aa2           2,126,960

        4,500   Tolomato Community Development District, Florida, Special          5/18 at 100.00           N/R           3,913,020
                   Assessment Bonds, Series 2007, 6.450%, 5/01/23
------------------------------------------------------------------------------------------------------------------------------------
       18,500   Total Florida                                                                                            18,489,905
------------------------------------------------------------------------------------------------------------------------------------

26 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.8%

$         500   Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series    1/19 at 100.00           N/R    $        509,475
                   2008A. Remarketed, 7.500%, 1/01/31

        1,000   Clayton County Development Authority, Georgia, Special             6/20 at 100.00          CCC+           1,071,150
                   Facilities Revenue Bonds, Delta Air Lines, Inc. Project,
                   Series 2009A, 8.750%, 6/01/29
------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Georgia                                                                                             1,580,625
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.8%

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern            8/19 at 100.00           AA+           5,472,600
                   Memorial Hospital, Series 2009A, 6.000%, 8/15/39

        3,500   Illinois Finance Authority, Revenue Bonds, OSF Healthcare          5/19 at 100.00             A           3,890,285
                   System, Series 2009A, 7.125%, 11/15/37

        5,000   Illinois Finance Authority, Revenue Bonds, Rush University        11/18 at 100.00            A-           5,638,600
                   Medical Center Obligated Group, Series 2009A, 7.250%,
                   11/01/38

        3,990   Illinois Finance Authority, Student Housing Revenue Bonds,         5/17 at 100.00          Baa3           3,475,051
                   Educational Advancement Fund Inc., Refunding Series 2007A,
                   5.250%, 5/01/34

       28,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue        No Opt. Call           AAA           6,216,840
                   Bonds, McCormick Place Expansion Project, Series 2002A,
                   0.000%, 12/15/35 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       45,490   Total Illinois                                                                                           24,693,376
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.3%

        5,000   Indiana Finance Authority, Hospital Revenue Bonds, Deaconess       3/19 at 100.00            A+           5,403,250
                   Hospital Obligated Group, Series 2009A, 6.750%, 3/01/39

        3,650   Indiana Health Facility Financing Authority, Revenue Bonds,        3/17 at 100.00           BBB           3,579,446
                   Community Foundation of Northwest Indiana, Series 2007,
                   5.500%, 3/01/37

        2,000   Indiana Municipal Power Agency, Power Supply System Revenue        1/19 at 100.00            A+           2,166,940
                   Bonds, Series 2009B, 6.000%, 1/01/39
------------------------------------------------------------------------------------------------------------------------------------
       10,650   Total Indiana                                                                                            11,149,636
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

        3,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement         6/15 at 100.00           BBB           2,229,600
                   Revenue Bonds, Series 2005C, 5.375%, 6/01/38
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 7.3%

        5,000   Louisiana Citizens Property Insurance Corporation, Assessment      6/18 at 100.00           AAA           5,562,950
                   Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25

                Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
                Clinic Foundation Project, Series 2007A:
        7,000      5.375%, 5/15/43                                                 5/17 at 100.00          Baa1           6,282,080
          275      5.500%, 5/15/47                                                 5/17 at 100.00          Baa1             249,860

        3,255   St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil     6/17 at 100.00          BBB+           3,160,214
                   Corporation, Series 2007A, 5.125%, 6/01/37
------------------------------------------------------------------------------------------------------------------------------------
       15,530   Total Louisiana                                                                                          15,255,104
------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.8%

        3,335   Maine Health and Higher Educational Facilities Authority,          7/19 at 100.00           Aa2          3,733,599
                   Revenue Bonds, Bowdoin College, Tender Option Bond Trust
                   2009-5B, 12.941%, 7/01/39 (IF)
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

          375   Massachusetts Turnpike Authority, Metropolitan Highway System      6/10 at 100.00             A            376,174
                   Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/11

        1,000   Massachusetts Water Pollution Abatement Trust, Pooled Loan         8/19 at 100.00           AAA          1,200,040
                   Program Bonds, Tender Option Bond Trust 2989, 13.218%,
                   8/01/38 (IF)
------------------------------------------------------------------------------------------------------------------------------------
        1,375   Total Massachusetts                                                                                       1,576,214
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.3%

        5,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue    7/15 at 100.00            A1           4,880,750
                   Bonds, Series 2005A, 5.000%, 7/01/35 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 27

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.8%

$       1,250   Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond    1/20 at 100.00           Aa3    $      1,561,975
                   Trust Series 11823, 20.234%, 7/01/42 (IF)

          250   Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series      No Opt. Call           Aa2             247,293
                   2005A, 5.000%, 7/01/40 - AMBAC Insured

        5,415   Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue      6/19 at 100.00             A           6,207,973
                   Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
        6,915   Total Nevada                                                                                              8,017,241
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.8%

                New Jersey Educational Facilities Authority, Revenue Refunding
                Bonds, University of Medicine and Dentistry of New Jersey,
                Series 2009B:
        2,135      7.125%, 12/01/23                                                6/19 at 100.00          Baa2           2,473,419
        3,000      7.500%, 12/01/32                                                6/19 at 100.00          Baa2           3,445,200
------------------------------------------------------------------------------------------------------------------------------------
        5,135   Total New Jersey                                                                                          5,918,619
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 1.5%

        3,000   Liberty Development Corporation, New York, Goldman Sachs             No Opt. Call            A1           3,139,590
                   Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.5%

        3,000   North Carolina Municipal Power Agency 1, Catawba Electric          1/13 at 100.00             A           3,231,810
                   Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 5.7%

        5,000   American Municipal Power Ohio Inc., General Revenue Bonds,         2/19 at 100.00           AAA           5,370,400
                   Prairie State Energy Campus Project Series 2009A, 5.750%,
                   2/15/39 - AGC Insured

        5,500   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco      6/17 at 100.00           BBB           4,535,465
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-2, 6.500%, 6/01/47

        2,000   Ohio State Higher Educational Facilities Commission, Hospital      1/15 at 100.00             A           2,138,120
                   Revenue Bonds, University Hospitals Health System, Series
                   2009, 6.750%, 1/15/39
------------------------------------------------------------------------------------------------------------------------------------
       12,500   Total Ohio                                                                                               12,043,985
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 3.7%

        4,390   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,        7/18 at 100.00          Baa1           4,582,370
                   Senior Lien Series 2008A, 6.000%, 7/01/44

        3,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/19 at 100.00            A+           3,254,490
                   Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42
------------------------------------------------------------------------------------------------------------------------------------
        7,390   Total Puerto Rico                                                                                         7,836,860
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.1%

        3,000   Rhode Island Health and Educational Building Corporation,          5/19 at 100.00            A-           3,257,040
                   Hospital Financing Revenue Bonds, Lifespan Obligated Group
                   Issue, Series 2009A, 7.000%, 5/15/39

        3,240   Rhode Island Tobacco Settlement Financing Corporation, Tobacco     6/12 at 100.00           BBB           3,142,638
                   Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
        6,240   Total Rhode Island                                                                                        6,399,678
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.2%

       13,510   Leander Independent School District, Williamson and Travis          8/17 at 27.35           AAA           2,570,548
                   Counties, Texas, General Obligation Bonds, Series 2008,
                   0.000%, 8/15/39

        5,300   North Texas Thruway Authority, Second Tier System Revenue          1/18 at 100.00            A3           5,563,993
                   Refunding Bonds, Series 2008, 5.750%, 1/01/38

        5,000   Richardson Hospital Authority, Texas, Revenue Bonds, Richardson   12/13 at 100.00          Baa2           4,771,400
                   Regional Medical Center, Series 2004, 6.000%, 12/01/34
------------------------------------------------------------------------------------------------------------------------------------
       23,810   Total Texas                                                                                              12,905,941
------------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.5%

        1,000   Virgin Islands Public Finance Authority, Matching Fund Revenue    10/19 at 100.00           BBB           1,089,960
                   Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37
------------------------------------------------------------------------------------------------------------------------------------

28 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.1%

$       2,000   Washington County Industrial Development Authority, Virginia,     1/19 at 100.00           BBB+    $      2,286,000
                   Hospital Revenue Bonds, Mountain States Health Alliance,
                   Series 2009C, 7.750%, 7/01/38
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 8.1%

          195   Badger Tobacco Asset Securitization Corporation, Wisconsin,        6/12 at 100.00           AAA             208,812
                   Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                   6/01/27 (Pre-refunded 6/01/12)

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue     4/13 at 100.00          BBB+           5,111,600
                   Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33

        1,500   Wisconsin Health and Educational Facilities Authority, Revenue     2/19 at 100.00            A+           1,629,300
                   Bonds, ProHealth Care, Inc. Obligated Group, Series 2009,
                   6.625%, 2/15/39

        9,000   Wisconsin State, General Fund Annual Appropriation Revenue         5/19 at 100.00           AA-          10,025,546
                   Bonds, Refunding Series 2009A, 6.000%, 5/01/36
------------------------------------------------------------------------------------------------------------------------------------
       15,695   Total Wisconsin                                                                                          16,975,258
------------------------------------------------------------------------------------------------------------------------------------
$     264,740   Total Investments (cost $175,628,976) - 96.9%                                                           203,234,908
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                      6,561,879
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  209,796,787
                ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

N/R   Not rated.

(IF)  Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 29

NMI | Nuveen Municipal Income Fund, Inc.
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.8%

$       1,000   Courtland Industrial Development Board, Alabama, Solid Waste       6/15 at 100.00          BBB     $        927,820
                   Revenue Bonds, International Paper Company Project, Series
                   2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)

          690   Phenix City Industrial Development Board, Alabama,                 5/12 at 100.00          BBB              638,788
                   Environmental Improvement Revenue Bonds, MeadWestvaco
                   Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,690   Total Alabama                                                                                             1,566,608
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.5%

          500   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue        No Opt. Call            A              482,720
                   Bonds, Citigroup Energy Inc Prepay Contract Obligations,
                   Series 2007, 5.250%, 12/01/28
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 17.6%

        5,530   Adelanto School District, San Bernardino County, California,         No Opt. Call           A+            2,709,700
                   General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 -
                   NPFG Insured

          500   Bay Area Governments Association, California, BART SFO             8/12 at 100.00          N/R              399,910
                   Extension, Airport Premium Fare Revenue Bonds, Series
                   2002A, 5.000%, 8/01/32 - AMBAC Insured

                Brea Olinda Unified School District, California, General
                Obligation Bonds, Series 1999A:
        2,000      0.000%, 8/01/21 - FGIC Insured                                    No Opt. Call          Aa2            1,199,920
        2,070      0.000%, 8/01/22 - FGIC Insured                                    No Opt. Call          Aa2            1,174,083
        2,120      0.000%, 8/01/23 - FGIC Insured                                    No Opt. Call          Aa2            1,101,488

          500   California County Tobacco Securitization Agency, Tobacco          12/18 at 100.00         Baa3              431,480
                   Settlement Asset-Backed Bonds, Los Angeles County
                   Securitization Corporation, Series 2006A, 0.000%, 6/01/21

          250   California Housing Finance Agency, California, Home Mortgage       2/17 at 100.00            A              199,788
                   Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative
                   Minimum Tax)

        3,000   California State Public Works Board, Lease Revenue Bonds,          6/14 at 100.00           A2            2,962,350
                   Department of Mental Health, Coalinga State Hospital,
                   Series 2004A, 5.000%, 6/01/25

          375   California Statewide Communities Development Authority,           10/19 at 100.00         BBB-              366,990
                   Revenue Bonds, American Baptist Homes of the West, Series
                   2010, 6.000%, 10/01/29

        1,000   California Statewide Community Development Authority, Revenue      7/15 at 100.00          BBB              840,150
                   Bonds, Daughters of Charity Health System, Series 2005A,
                   5.000%, 7/01/39

        2,000   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA            2,335,140
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39 (Pre-refunded 6/01/13)

        1,000   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB              770,830
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.750%, 6/01/47

          500   Lake Elsinore Public Finance Authority, California, Local         10/13 at 102.00          N/R              484,910
                   Agency Revenue Refunding Bonds, Series 2003H, 6.375%,
                   10/01/33

          300   M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call            A              354,720
                   Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34
------------------------------------------------------------------------------------------------------------------------------------
       21,145   Total California                                                                                         15,331,459
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.6%

          720   Colorado Educational and Cultural Facilities Authority,            7/12 at 100.00          BBB              722,722
                   Charter School Revenue Bonds, Douglas County School
                   District RE-1 - DCS Montessori School, Series 2002A,
                   6.000%, 7/15/22

          375   Colorado Educational and Cultural Facilities Authority,            8/11 at 100.00          AAA              405,743
                   Charter School Revenue Bonds, Peak-to-Peak Charter School,
                   Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        1,000   Colorado Educational and Cultural Facilities Authority,            6/11 at 100.00      N/R (4)            1,073,200
                   Charter School Revenue Bonds, Weld County School District 6
                   - Frontier Academy, Series 2001, 7.375%, 6/01/31
                   (Pre-refunded 6/01/11)

        1,000   Colorado Health Facilities Authority, Revenue Bonds,               6/16 at 100.00           A-              915,840
                   Evangelical Lutheran Good Samaritan Society, Series 2005,
                   5.000%, 6/01/35

30 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       2,000   Denver City and County, Colorado, Airport System Revenue          11/10 at 100.00           A+     $       2,048,020
                   Refunding Bonds, Series 2000A, 6.000%, 11/15/16 - AMBAC
                   Insured (Alternative Minimum Tax)

          520   Public Authority for Colorado Energy, Natural Gas Purchase           No Opt. Call            A               557,060
                   Revenue Bonds, Colorado Springs Utilities, Series 2008,
                   6.125%, 11/15/23
------------------------------------------------------------------------------------------------------------------------------------
        5,615   Total Colorado                                                                                             5,722,585
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.1%

        1,480   Capitol Region Education Council, Connecticut, Revenue Bonds,     10/10 at 100.00          BBB             1,483,641
                   Series 1995, 6.750%, 10/15/15

          330   Eastern Connecticut Resource Recovery Authority, Solid Waste       7/10 at 100.00          BBB               330,508
                   Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                   5.500%, 1/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,810   Total Connecticut                                                                                          1,814,149
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.8%

          130   Dade County Industrial Development Authority, Florida, Revenue     6/10 at 100.00          N/R               121,599
                   Bonds, Miami Cerebral Palsy Residential Services Inc.,
                   Series 1995, 8.000%, 6/01/22

        1,250   Martin County Industrial Development Authority, Florida,           6/10 at 100.00          BB+             1,249,825
                   Industrial Development Revenue Bonds, Indiantown
                   Cogeneration LP, Series 1994A, 7.875%, 12/15/25
                   (Alternative Minimum Tax)

          600   Martin County Industrial Development Authority, Florida,           6/10 at 100.00          BB+               600,282
                   Industrial Development Revenue Refunding Bonds, Indiantown
                   Cogeneration LP, Series 1995B, 8.050%, 12/15/25
                   (Alternative Minimum Tax)

          660   Tolomato Community Development District, Florida, Special          5/14 at 101.00          N/R               488,486
                   Assessment Bonds, Series 2006, 5.400%, 5/01/37
------------------------------------------------------------------------------------------------------------------------------------
        2,640   Total Florida                                                                                              2,460,192
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.9%

          500   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series      11/19 at 100.00          AAA               522,050
                   2009B, 5.250%, 11/01/34 - AGM Insured

          300   Main Street Natural Gas Inc., Georgia, Gas Project Revenue           No Opt. Call            A               292,536
                   Bonds, Series 2007B, 5.000%, 3/15/22
------------------------------------------------------------------------------------------------------------------------------------
          800   Total Georgia                                                                                                814,586
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.0%

          920   Chicago, Illinois, Tax Increment Allocation Bonds,                 7/10 at 100.00          N/R               920,828
                   Irving/Cicero Redevelopment Project, Series 1998, 7.000%,
                   1/01/14

        1,500   Illinois Development Finance Authority, Pollution Control         12/10 at 100.00         BBB-             1,499,835
                   Revenue Refunding Bonds - CIPS Debt, Series 1993C-2,
                   5.950%, 8/15/26

          500   Illinois Development Finance Authority, Revenue Bonds, Chicago    12/12 at 100.00      N/R (4)               561,125
                   Charter School Foundation, Series 2002A, 6.125%, 12/01/22
                   (Pre-refunded 12/01/12)

        1,480   Illinois Finance Authority, Revenue Bonds, Children's Memorial     8/18 at 100.00          AAA             1,541,420
                   Hospital, Tender Option Bond Trust 2008-1098, 12.741%,
                   8/15/33 - AGC Insured (IF)

          250   Illinois Finance Authority, Revenue Bonds, Rush University           No Opt. Call           A-               269,600
                   Medical Center Obligated Group, Series 2009C, 6.375%,
                   11/01/29

          500   Illinois Finance Authority, Revenue Bonds, Silver Cross            8/19 at 100.00          BBB               533,545
                   Hospital and Medical Centers, Series 2009, 7.000%, 8/15/44

          250   Illinois Finance Authority, Revenue Bonds, Southern Illinois       3/20 at 100.00          AAA               257,338
                   Healthcare Enterprises, Inc., Series 2005 Remarketed,
                   5.250%, 3/01/30 - AGM Insured

        1,550   Illinois Health Facilities Authority, Revenue Bonds, Condell       5/12 at 100.00          Aaa             1,693,778
                   Medical Center, Series 2002, 5.500%, 5/15/32 (Pre-refunded
                   5/15/12)

        1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,     1/13 at 100.00         Baa1               996,510
                   Elmhurst Memorial Healthcare, Series 2002, 5.500%, 1/01/22

        1,305   North Chicago, Illinois, General Obligation Bonds, Series         11/15 at 100.00            A             1,359,066
                   2005B, 5.000%, 11/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
        9,255   Total Illinois                                                                                             9,633,045
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 31

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.1%

$         525   Indiana Finance Authority, Educational Facilities Revenue         10/19 at 100.00         BBB-     $         550,394
                   Bonds, Drexel Foundation For Educational Excellence, Inc.,
                   Series 2009A, 7.000%, 10/01/39

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue      8/12 at 101.00         Baa1             2,005,300
                   Bonds, Riverview Hospital, Series 2002, 6.125%, 8/01/31

        1,085   Whitley County, Indiana, Solid Waste and Sewerage Disposal        11/10 at 102.00          N/R             1,045,159
                   Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
                   11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        3,610   Total Indiana                                                                                              3,600,853
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

          500   Overland Park Development Corporation, Kansas, Second Tier         1/17 at 100.00         BBB-               492,420
                   Revenue Bonds, Overland Park Convention Center, Series
                   2007B, 5.125%, 1/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.4%

          500   Kentucky Economic Development Finance Authority, Hospital            No Opt. Call         Baa2               518,295
                   Facilities Revenue Bonds, Owensboro Medical Health System,
                   Series 2010A, 6.500%, 3/01/45

        1,500   Louisville-Jefferson County Metropolitan Government, Kentucky,     2/18 at 100.00            A             1,562,220
                   Health Facilities Revenue Bonds, Jewish Hospital & Saint
                   Mary's HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Kentucky                                                                                             2,080,515
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

          500   Louisiana Local Government Environmental Facilities and            1/19 at 100.00          AAA               519,310
                   Community Development Authority, Revenue Refunding Bonds,
                   City of Shreveport Airport System Project, Series 2008A,
                   5.750%, 1/01/28 - AGM Insured

                Louisiana Public Facilities Authority, Extended Care Facilities
                Revenue Bonds, Comm-Care Corporation Project, Series 1994:
          105      11.000%, 2/01/14 (ETM)                                            No Opt. Call      N/R (4)               126,593
          950      11.000%, 2/01/14 (ETM)                                            No Opt. Call      N/R (4)             1,145,368
------------------------------------------------------------------------------------------------------------------------------------
        1,555   Total Louisiana                                                                                            1,791,271
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.6%

        1,000   Maryland Economic Development Corporation, Economic                6/20 at 100.00         Baa3             1,025,330
                   Development Revenue Bonds, Transportation Facilities
                   Project, Series 2010A, 5.750%, 6/01/35

        1,000   Maryland Energy Financing Administration, Revenue Bonds, AES       7/10 at 100.00          N/R             1,000,340
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)

          210   Maryland Health and Higher Educational Facilities Authority,       7/20 at 100.00         BBB-               211,894
                   Revenue Bonds, Patterson Park Public Charter School Issue,
                   Series 2010, 6.000%, 7/01/40
------------------------------------------------------------------------------------------------------------------------------------
        2,210   Total Maryland                                                                                             2,237,564
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.6%

          250   Massachusetts Development Finance Agency, Resource Recovery        6/10 at 102.00          BBB               252,720
                   Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
                   6.700%, 12/01/14 (Alternative Minimum Tax)

          270   Massachusetts Industrial Finance Agency, Resource Recovery         6/10 at 101.00          BBB               272,924
                   Revenue Refunding Bonds, Ogden Haverhill Project, Series
                   1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
          520   Total Massachusetts                                                                                          525,644
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.1%

        1,000   Delta County Economic Development Corporation, Michigan,           4/12 at 100.00          AAA             1,109,890
                   Environmental Improvement Revenue Refunding Bonds,
                   MeadWestvaco Corporation - Escanaba Paper Company, Series
                   2002B, 6.450%, 4/15/23 (Pre-refunded 4/15/12) (Alternative
                   Minimum Tax)

        1,590   Michigan State Hospital Finance Authority, Hospital Revenue        7/10 at 100.00           BB             1,590,111
                   Refunding Bonds, Sinai Hospital, Series 1995, 6.625%,
                   1/01/16
------------------------------------------------------------------------------------------------------------------------------------
        2,590   Total Michigan                                                                                             2,700,001
------------------------------------------------------------------------------------------------------------------------------------

32 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.6%

$         500   Mississippi Business Finance Corporation, Pollution Control       10/10 at 100.00          BBB     $         499,945
                   Revenue Refunding Bonds, System Energy Resources Inc.
                   Project, Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 5.0%

          265   Hanley Road Corridor Transportation Development District,         10/19 at 100.00           A-               272,412
                   Brentwood and Maplewood, Missouri, Transportation Sales
                   Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36

        4,450   Missouri Environmental Improvement and Energy Resources           12/16 at 100.00          AA+             4,061,515
                   Authority, Water Facility Revenue Bonds, Missouri-American
                   Water Company, Series 2006, 4.600%, 12/01/36 - AMBAC
                   Insured (Alternative Minimum Tax) (UB)

------------------------------------------------------------------------------------------------------------------------------------
        4,715   Total Missouri                                                                                             4,333,927
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.3%

        1,200   Montana Board of Investments, Exempt Facility Revenue Bonds,       7/10 at 101.00            B             1,102,176
                   Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities Revenue        11/12 at 101.00            A             1,030,530
                   Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.2%

          630   Brooklyn Areba Local Development Corporation, New York,              No Opt. Call         BBB-               648,869
                   Payment in Lieu of Taxes Revenue Bonds, Barclays Center
                   Project, Series 2009, 6.250%, 7/15/40

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,       7/13 at 100.00         BBB+             1,062,230
                   Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 - RAAI
                   Insured

        3,475   Yates County Industrial Development Agency, New York,              2/11 at 101.00          N/R             3,738,230
                   FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers
                   and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
------------------------------------------------------------------------------------------------------------------------------------
        5,105   Total New York                                                                                             5,449,329
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.4%

          520   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco      6/17 at 100.00          BBB               390,322
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-2, 5.875%, 6/01/47

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds,              8/16 at 100.00           A-               856,670
                   Firelands Regional Medical Center Project, Series 2006,
                   5.250%, 8/15/46
------------------------------------------------------------------------------------------------------------------------------------
        1,520   Total Ohio                                                                                                 1,246,992
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        1,080   Allegheny County Hospital Development Authority, Pennsylvania,    11/10 at 102.00          AAA             1,153,462
                   Revenue Bonds, West Penn Allegheny Health System, Series
                   2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)

          305   Carbon County Industrial Development Authority, Pennsylvania,        No Opt. Call         BBB-               304,997
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                   Minimum Tax)

          460   Cumberland County Municipal Authority Revenue Bonds,               1/19 at 100.00          N/R               463,795
                   Pennsylvania, Diakon Lutheran Social Ministries Project,
                   Series 2009, 6.125%, 1/01/29
------------------------------------------------------------------------------------------------------------------------------------
        1,845   Total Pennsylvania                                                                                         1,922,254
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.1%

        1,000   Rhode Island Tobacco Settlement Financing Corporation, Tobacco     6/12 at 100.00          BBB               959,920
                   Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.3%

        1,500   Greenville County School District, South Carolina, Installment    12/12 at 101.00           AA             1,659,855
                   Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13

          475   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call     Baa1 (4)               601,963
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured
                   (ETM)

                                                           Nuveen Investments 33

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

$       1,105   South Carolina JOBS Economic Development Authority, Economic      11/12 at 100.00           A-     $      1,106,127
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002B, 5.625%, 11/15/30

          395   Tobacco Settlement Revenue Management Authority, South Carolina,   5/12 at 100.00      BBB (4)              408,213
                   Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%,
                   5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
        3,475   Total South Carolina                                                                                      3,776,158
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.9%

        1,000   Knox County Health, Educational and Housing Facilities Board,      4/12 at 101.00           A1            1,058,400
                   Tennessee, Hospital Revenue Bonds, Baptist Health System of
                   East Tennessee Inc., Series 2002, 6.375%, 4/15/22

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
          375      6.500%, 9/01/26 (Pre-refunded 9/01/12)                          9/12 at 100.00          AAA              422,415
          625      6.500%, 9/01/26 (Pre-refunded 9/01/12)                          9/12 at 100.00          AAA              704,025

          500   Sumner County Health, Educational, and Housing Facilities Board,  11/17 at 100.00          N/R              324,700
                   Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                   System Inc., Series 2007, 5.500%, 11/01/37 (5)
------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Tennessee                                                                                           2,509,540
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 11.6%

        1,500   Cameron Education Finance Corporation, Texas, Charter School       8/16 at 100.00         BBB-            1,302,240
                   Revenue Bonds, Faith Family Academy Charter School, Series
                   2006A, 5.250%, 8/15/36 - ACA Insured

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid     4/12 at 100.00         BBB+            2,015,140
                   Waste Disposal Revenue Bonds, Anheuser Busch Company, Series
                   2002, 5.900%, 4/01/36 (Alternative Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas, Collateralized     10/13 at 101.00            A            1,964,380
                   Revenue Refunding Bonds, Houston Light and Power Company,
                   Series 1995, 4.000%, 10/15/15 - NPFG Insured

                North Texas Thruway Authority, Second Tier System Revenue
                Refunding Bonds, Tender Option Bond Trust 2903:
          150      17.444%, 1/01/38 (IF)                                           1/18 at 100.00           A3              201,395
          850      17.344%, 1/01/38 (IF)                                           1/18 at 100.00           A3            1,119,331

          405   Texas Private Activity Bond Surface Transporation Corporation,    12/19 at 100.00         Baa2              424,910
                   Senior Lien Revenue Bonds, NTE Mobility Partners LLC North
                   Tarrant Express Managed Lanes Project, Series 2009, 6.875%,
                   12/31/39

          500   Texas Public Finance Authority, Charter School Finance             8/17 at 100.00          BBB              423,775
                   Corporation Revenue Bonds, Idea Public School Project, Series
                   2007A, 5.000%, 8/15/37 - ACA Insured

                Weslaco Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Knapp Medical Center, Series 2002:
        2,000      6.250%, 6/01/25 (Pre-refunded 6/01/12)                          6/12 at 100.00      N/R (4)            2,193,720
           50      6.250%, 6/01/32 (Pre-refunded 6/01/12)                          6/12 at 100.00      N/R (4)               54,843

        1,000   West Texas Independent School District, McLennan and Hill           8/13 at 51.84          AAA              450,400
                   Counties, General Obligation Refunding Bonds, Series 1998,
                   0.000%, 8/15/25
------------------------------------------------------------------------------------------------------------------------------------
       10,455   Total Texas                                                                                              10,150,134
------------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.5%

          420   Virgin Islands Public Finance Authority, Matching Fund Revenue    10/19 at 100.00          BBB              457,783
                   Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.9%

        1,000   Chesterfield County Industrial Development Authority, Virginia,   11/10 at 102.00         Baa1            1,032,100
                   Pollution Control Revenue Bonds, Virginia Electric and Power
                   Company, Series 1987A, 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority, Virginia,    10/12 at 100.00         Baa1            1,483,410
                   Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002,
                   6.500%, 10/15/17 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Virginia                                                                                            2,515,510
------------------------------------------------------------------------------------------------------------------------------------

34 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 0.5%

$         500   Washington State Health Care Facilities Authority, Revenue Bonds,    No Opt. Call          N/R     $        413,030
                   Northwest Hospital and Medical Center of Seattle, Series 2007,
                   5.700%, 12/01/32
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue    10/11 at 100.00          BBB            1,016,740
                   Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      94,175   Total Investments (cost $85,546,372) - 101.7%                                                            88,637,580
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.8)%                                                                       (3,335,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,859,856
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                  $     87,162,436
                ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 35

NEV | Nuveen Enhanced Municipal Value Fund
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.1%

$         355   Courtland Industrial Development Board, Alabama, Solid Waste       6/15 at 100.00          BBB     $        329,376
                   Revenue Bonds, International Paper Company Project, Series
                   2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 6.2%

        2,000   Arizona State, Certificates of Participation, Series 2010A,       10/19 at 100.00          AAA            2,081,320
                   5.250%, 10/01/28 - AGM Insured

        2,500   Festival Ranch Community Facilities District, Town of Buckeye,     7/19 at 100.00         BBB+            2,506,550
                   Arizona, District General Obligation Bonds, Series 2009,
                   6.500%, 7/15/31

        2,925   Nogales Municipal Development Authority, Inc., Arizona,            6/19 at 100.00           AA            2,929,154
                   Municipal Facilities Revenue Bonds, Series 2009, 4.750%,
                   6/01/39

        3,000   Pima County Industrial Development Authority, Arizona,               No Opt. Call         BBB-            3,041,370
                   Pollution Control Revenue Bonds, Tucson Electric Power
                   Company, San Juan Project, Series 2009A, 4.950%, 10/01/20

          320   Quechan Indian Tribe of the Fort Yuma Reservation, Arizona,       12/17 at 102.00          N/R              262,474
                   Government Project Bonds, Series 2007, 7.000%, 12/01/27

                Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                Bonds, Citigroup Energy Inc Prepay Contract Obligations,
                Series 2007:
           50      5.000%, 12/01/32                                                  No Opt. Call            A               45,583
        5,120      5.000%, 12/01/37                                                  No Opt. Call            A            4,565,811

        1,997   Watson Road Community Facilities District, Arizona, Special        7/16 at 100.00          N/R            1,622,243
                   Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30
------------------------------------------------------------------------------------------------------------------------------------
       17,912   Total Arizona                                                                                            17,054,505
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.2%

          685   Little River County, Arkansas, Revenue Refunding Bonds,           10/10 at 100.00          Ba3              636,995
                   Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 15.5%

        1,000   Bay Area Governments Association, California, BART SFO             8/12 at 100.00          N/R              799,820
                   Extension, Airport Premium Fare Revenue Bonds, Series
                   2002A, 5.000%, 8/01/32 - AMBAC Insured

        2,000   California Infrastructure Economic Development Bank, Revenue      10/11 at 101.00           A-            1,948,880
                   Bonds, J. David Gladstone Institutes, Series 2001, 5.250%,
                   10/01/34

        1,000   California Municipal Finance Authority, Revenue Bonds, Harbor     11/19 at 100.00         Baa1            1,044,030
                   Regional Center Project, Series 2009, 8.000%, 11/01/29

          500   California Statewide Communities Development Authority,           10/19 at 100.00         BBB-              491,700
                   Revenue Bonds, American Baptist Homes of the West, Series
                   2010, 5.750%, 10/01/25

        4,600   California Statewide Community Development Authority, Revenue      8/18 at 100.00          AAA            4,652,486
                   Bonds, Sutter Health, Series 2004C, 5.050%, 8/15/38 - AGM
                   Insured

        6,125   California Statewide Community Development Authority, Revenue      8/18 at 100.00          AAA            6,194,885
                   Bonds, Sutter Health, Series 2004D, 5.050%, 8/15/38 - AGM
                   Insured

          275   Eastern Municipal Water District, California, Water and            7/16 at 100.00           AA              282,318
                   Sewerage System Revenue Certificates of Participation,
                   Series 2006A, 5.000%, 7/01/32 - NPFG Insured

          490   Etiwanda School District, California, Coyote Canyon Community      9/19 at 100.00          N/R              496,439
                   Facilties District 2004-1 Improvement Area 2 Special Tax
                   Bonds, Series 2009, 6.500%, 9/01/32

        3,030   Golden State Tobacco Securitization Corporation, California,       6/15 at 100.00          AAA            2,983,035
                   Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                   Series 2005A, 5.000%, 6/01/35 - FGIC Insured

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
        4,505      5.750%, 6/01/47                                                 6/17 at 100.00          BBB            3,472,589
        1,000      5.125%, 6/01/47                                                 6/17 at 100.00          BBB              698,390

        1,735   Lompoc Unified School District, Santa Barbara County,              6/17 at 100.00          AAA            1,762,847
                   California, General Obligation Bonds, Election 2002 Series
                   2007C, 5.000%, 6/01/32 - AGM Insured

          525   Los Angeles Department of Airports, California, Revenue            5/20 at 100.00           AA              546,011
                   Bonds, Los Angeles International Airport, Senior Lien
                   Series 2010A, 5.000%, 5/15/31

36 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$         100   Los Angeles Regional Airports Improvement Corporation,            12/12 at 102.00           B-     $        100,558
                   California, Sublease Revenue Bonds, Los Angeles
                   International Airport, American Airlines Inc. Terminal 4
                   Project, Series 2002B, 7.500%, 12/01/24 (Alternative
                   Minimum Tax)

        1,750   Orange County Water District, California, Revenue Certificates     8/20 at 100.00          AAA            1,978,218
                   of Participation, Tender Option Bond Trust 3117, 26.208%,
                   8/15/39 (IF)

          265   Palomar Pomerado Health Care District, California, Certificates   11/19 at 100.00         Baa2              277,712
                   of Participation, Series 2009, 6.750%, 11/01/39

        5,445   Peralta Community College District, Alameda County, California,    8/19 at 100.00          AA-            5,553,736
                   General Obligation Bonds, Election of 2006, Series 2009C,
                   5.000%, 8/01/39

        2,170   San Marcos Public Facilities Authority, California, Tax            8/15 at 102.00          AAA            2,380,772
                   Allocation Bonds, Project Areas 2 and 3, Tender Option
                   Bond Trust 3116, 21.638%, 8/01/38 - AGM Insured (IF)

          500   Semitrophic Improvement District of Semitrophic Water Storage     12/19 at 100.00          AA-              501,250
                   District, Kern County, California, Revenue Bonds,
                   Refunding Series 2009A, 5.000%, 12/01/38

        2,400   Semitrophic Improvement District of Semitrophic Water Storage     12/19 at 100.00          AA-            2,490,408
                   District, Kern County, California, Revenue Bonds, Tender
                   Option Bond Trust 3584, 21.754%, 12/01/34 (IF)

        3,110   Stockton Unified School District, San Joaquin County,              8/17 at 100.00          AAA            3,151,301
                   California, General Obligation Bonds, Series 2007, 5.000%,
                   8/01/31 - AGM Insured

        1,020   Western Placer Unified School District, Placer County,             8/19 at 100.00          AAA            1,025,110
                   California, Certificates of Participation, Refunding
                   Series 2009, 5.250%, 8/01/35 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       43,545   Total California                                                                                         42,832,495
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.6%

        1,000   Colorado Educational and Cultural Facilities Authority, Charter    7/19 at 100.00          N/R              941,470
                   School Revenue Bonds, Crown Pointe Academy of Westminster
                   Project, Chartered Through Adams County School District 50,
                   Series 2009, 5.000%, 7/15/39

        2,120   Colorado Educational and Cultural Facilities Authority,           12/15 at 100.00          N/R            1,674,800
                   Revenue Bonds, Montessori School of Evergreen, Series 2005A,
                   6.500%, 12/01/35

        1,000   Colorado Housing and Finance Authority, Multifamily Housing       12/10 at 100.00          N/R              889,130
                   Revenue Senior Bonds, Castle Highlands Apartments Project,
                   Series 2000A-1, 5.900%, 12/01/20 - AMBAC Insured
                   (Alternative Minimum Tax)

          250   Colorado Housing and Finance Authority, Revenue Bonds,               No Opt. Call          N/R              219,358
                   Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16
                   (Alternative Minimum Tax)

        2,000   Conservatory Metropolitan District, Arapahoe County, Colorado,    12/17 at 100.00          N/R            1,492,080
                   General Obligation Limited Tax Bonds, Series 2007, 5.125%,
                   12/01/37 - RAAI Insured

                Public Authority for Colorado Energy, Natural Gas Purchase
                Revenue Bonds, Colorado Springs Utilities, Series 2008:
          475      6.250%, 11/15/28                                                  No Opt. Call            A              509,746
        3,880      6.500%, 11/15/38                                                  No Opt. Call            A            4,268,155
------------------------------------------------------------------------------------------------------------------------------------
       10,725   Total Colorado                                                                                            9,994,739
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.7%

          915   Hamden, Connecticut, Facility Revenue Bonds, Whitney Center        1/20 at 100.00          N/R              957,593
                   Project, Series 2009A, 7.750%, 1/01/43

        1,000   Harbor Point Infrastructure Improvement District, Connecticut,     4/20 at 100.00          N/R            1,039,770
                   Special Obligation Revenue Bonds, Harbor Point Project,
                   Series 2010A, 7.000%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------
        1,915   Total Connecticut                                                                                         1,997,363
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.1%

          400   District of Columbia Tobacco Settlement Corporation, Tobacco       5/11 at 101.00          BBB              400,960
                   Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 9.3%

        1,970   Ave Maria Stewardship Community Development District, Florida,     5/16 at 100.00          N/R            1,490,088
                   Capital Improvement Revenue Bonds, Series 2006A, 5.125%,
                   5/01/38

                                                           Nuveen Investments 37

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$         775   Beacon Tradeport Community Development District, Miami-Dade        5/12 at 102.00          N/R     $        776,325
                   County, Florida, Special Assessment Bonds, Industrial
                   Project, Series 2002B, 7.250%, 5/01/33

        1,000   Country Greens Community Development District, Florida, Special    5/13 at 101.00          N/R              974,820
                   Assessment Bonds, Series 2003, 6.625%, 5/01/34 (WI/DD,
                   Settling 5/10/10)

        4,295   Florida Housing Finance Corporation, Homeowner Mortgage Revenue    7/19 at 100.00          AA+            4,313,855
                   Bonds, Series 2009-2, 4.650%, 7/01/29

        3,160   JEA, Florida, Water and Sewerage System Revenue Bonds, Tender      7/10 at 100.00          Aa2            3,108,176
                   Option Bond Trust 11801, 20.207%, 10/01/41 - NPFG Insured
                   (IF)

        2,400   Miami-Dade County School Board, Florida, Certificates of          11/16 at 100.00          AAA            2,769,120
                   Participation, Tender Option Bond Trust 3118, 21.619%,
                   11/01/31 - BHAC Insured (IF)

        1,625   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/20 at 100.00           A2            1,659,385
                   International Airport, Series 2010A-1, 5.375%, 10/01/35

        3,660   Miami-Dade County, Florida, Capital Asset Acquisition Special      4/19 at 100.00          AAA            3,745,351
                   Obligation Bonds, Series 2009A, 5.125%, 4/01/34 - AGC
                   Insured

        1,510   Orange County Health Facilities Authority, Florida, Revenue        1/19 at 100.00          AA+            1,532,182
                   Bonds, Nemours Foundation, Series 2009A, 5.000%, 1/01/39

          470   Poinciana West Community Development District, Florida, Special    5/17 at 100.00          N/R              428,781
                   Assessment Bonds, Series 2007, 5.875%, 5/01/22

        1,000   South Miami Health Facilities Authority, Florida, Hospital         8/17 at 100.00          AA-              970,420
                   Revenue, Baptist Health System Obligation Group, Tender
                   Option Bond Trust 3119, 17.521%, 8/15/37 (IF)

        2,500   Tallahassee, Florida, Energy System Revenue Bonds, Tender         10/15 at 100.00           AA            2,767,075
                   Option Bond Trust 09-30W, 21.439%, 10/01/35 - NPFG Insured
                   (IF)

        1,200   Tolomato Community Development District, Florida, Special          5/18 at 100.00          N/R              961,392
                   Assessment Bonds, Series 2007, 6.650%, 5/01/40
------------------------------------------------------------------------------------------------------------------------------------
       25,565   Total Florida                                                                                            25,496,970
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.6%

          750   Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series    1/19 at 100.00          N/R              764,213
                   2008A, Remarketed, 7.500%, 1/01/31

        1,000   Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series    1/19 at 100.00          N/R            1,019,570
                   2008B, Remarketed, 6.750%, 1/01/20

        1,000   Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%,     1/15 at 100.00         Baa2              899,490
                   1/01/35

        1,250   Clayton County Development Authority, Georgia, Special             6/20 at 100.00         CCC+            1,338,938
                   Facilities Revenue Bonds, Delta Air Lines, Inc. Project,
                   Series 2009A, 8.750%, 6/01/29

        2,500   Clayton County Development Authority, Georgia, Special             6/15 at 100.00         CCC+            2,610,950
                   Facilities Revenue Bonds, Delta Air Lines, Inc. Project,
                   Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)

          250   Effingham County Development Authority, Georgia, Solid Waste       7/10 at 100.00          BB-              243,773
                   Disposal Revenue Bonds, Ft. James Project, Series 1998,
                   5.625%, 7/01/18 (Alternative Minimum Tax)

          150   Main Street Natural Gas Inc., Georgia, Gas Project Revenue           No Opt. Call            A              150,504
                   Bonds, Series 2007A, 5.500%, 9/15/26

           90   Main Street Natural Gas Inc., Georgia, Gas Project Revenue           No Opt. Call            A               87,761
                   Bonds, Series 2007B, 5.000%, 3/15/22
------------------------------------------------------------------------------------------------------------------------------------
        6,990   Total Georgia                                                                                             7,115,199
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 5.9%

        2,500   CenterPoint Intermodal Center Program Trust, Illinois, Series        No Opt. Call          N/R            2,500,000
                   2004 Class A Certificates, 7.500%, 6/15/23

        1,460   Hoffman Estates, Illinois, General Obligation Bonds, Tender       12/18 at 100.00          AA+            1,737,298
                   Option Bond Trust 09-28W, 25.199%,12/01/38 (IF)

        4,000   Illinois Finance Authority, Revenue Bonds, Illinois Institute      4/16 at 100.00         Baa2            3,449,040
                   of Technology, Refunding Series 2006A, 5.000%, 4/01/36

          500   Illinois Finance Authority, Revenue Bonds, Southern Illinois       3/20 at 100.00          AAA              514,675
                   Healthcare Enterprises, Inc., Series 2005 Remarketed,
                   5.250%, 3/01/30 - AGM Insured

        1,000   Illinois Finance Authority, Revenue Refunding Bonds,               5/19 at 100.00         BBB+            1,019,980
                   Resurrection Health Care Corporation, Series 2009, 6.125%,
                   5/15/25

          500   Illinois Health Facilities Authority, Revenue Refunding Bonds,     1/13 at 100.00         Baa1              498,255
                   Elmhurst Memorial Healthcare, Series 2002, 5.500%, 1/01/22

38 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Lombard Public Facilities Corporation, Illinois, Second Tier
                Conference Center and Hotel Revenue Bonds, Series 2005B:
$       2,685      5.250%, 1/01/30                                                 1/16 at 100.00           AA     $      2,730,833
        1,000      5.250%, 1/01/36                                                 1/16 at 100.00           AA            1,001,870

          462   Pingree Grove Village, Illinois, Tax Assessment Bonds, Special       No Opt. Call          N/R              426,412
                   Service Area 1 - Cambridge Lakes Project, Series 2005-1,
                   5.250%, 3/01/15

        1,500   Southwestern Illinois Development Authority, Illinois, Saint       6/17 at 103.00          N/R            1,384,860
                   Clair County Comprehensive Mental Health Center, Series
                   2007, 6.625%, 6/01/37

        1,000   Springfield, Sangamon County, Illinois, Special Service Area,      3/17 at 102.00          N/R            1,015,380
                   Legacy Pointe, Special Assessment Bonds, Series 2009,
                   7.875%, 3/01/32
------------------------------------------------------------------------------------------------------------------------------------
       16,607   Total Illinois                                                                                           16,278,603
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.0%

        5,810   Indiana Finance Authority Health System Revenue Bonds, Sisters    11/19 at 100.00          Aa3            5,936,425
                   of St. Francis Health Services, Inc. Obligated Group, Series
                   2009, 5.250%, 11/01/39

        1,395   Indiana Finance Authority, Educational Facilities Revenue         10/19 at 100.00         BBB-            1,448,010
                   Bonds, Drexel Foundation For Educational Excellence, Inc.,
                   Series 2009A, 6.625%, 10/01/29

        3,850   Indiana Health Facility Financing Authority, Hospital Revenue      2/16 at 100.00           A+            3,725,838
                   Bonds, Clarian Health Obligation Group, Series 2006A,
                   5.250%, 2/15/40
------------------------------------------------------------------------------------------------------------------------------------
       11,055   Total Indiana                                                                                            11,110,273
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.5%

        1,500   Overland Park Development Corporation, Kansas, Second Tier         1/17 at 100.00         BBB-            1,477,260
                   Revenue Bonds, Overland Park Convention Center, Series
                   2007B, 5.125%, 1/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.6%

           80   Calcasieu Parish Inc., Louisiana, Industrial Development Board     4/14 at 100.00          Ba1               79,936
                   Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%,
                   2/01/16

        1,000   Louisiana Local Government Environmental Facilities & Community   11/17 at 100.00           BB            1,031,940
                   Development Authority, Revenue Bonds, Westlake Chemical
                   Corporation Project, Series 2007, 6.750%, 11/01/32

          555   Tobacco Settlement Financing Corporation, Louisiana, Tobacco       5/11 at 101.00          BBB              538,084
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
        1,635   Total Louisiana                                                                                           1,649,960
------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.8%

        2,000   Maine State Housing Authority, Single Family Mortgage Purchase     1/19 at 100.00          AA+            2,090,700
                   Bonds, Tender Option Bond Trust 3597, 21.890%, 11/15/29 (IF)
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.0%

          220   Massachusetts Development Finance Agency, Revenue Bonds, Curry     3/15 at 100.00          BBB              198,845
                   College, Series 2005A, 5.000%, 3/01/35 - ACA Insured

          625   Massachusetts Educational Financing Authority, Student Loan        1/20 at 100.00           AA              666,456
                   Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22

        1,000   Massachusetts Educational Financing Authority, Student Loan        1/20 at 100.00           AA            1,013,390
                   Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23

        3,000   Massachusetts Health and Educational Facilities Authority          1/18 at 100.00          N/R            2,750,490
                   Revenue Bonds, Quincy Medical Center Issue, Series 2008A,
                   6.250%, 1/15/28

        1,710   Massachusetts Health and Educational Facilities Authority,         6/13 at 100.00          AA-            2,109,165
                   Revenue Bonds, Boston College, Tender Option Bond Trust
                   3115, 25.031%, 6/01/37 (IF)

        2,385   Massachusetts Health and Educational Facilities Authority,         8/15 at 100.00          N/R            1,956,249
                   Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%,
                   8/15/35 - RAAI Insured

        2,300   Massachusetts Health and Educational Facilities Authority,         7/19 at 100.00          BBB            2,346,575
                   Revenue Refunding Bonds, Suffolk University Issue, Series
                   2009A, 5.750%, 7/01/39
------------------------------------------------------------------------------------------------------------------------------------
       11,240   Total Massachusetts                                                                                      11,041,170
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 39

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.7%

$      12,000   Detroit City School District, Wayne County, Michigan, General        No Opt. Call          AAA     $     12,368,636
                   Obligation Bonds, Series 2005, 5.250%, 5/01/27 - AGM Insured

        2,865   Marysville Public School District, St Claire County, Michigan,     5/17 at 100.00          AAA            2,931,210
                   General Obligation Bonds, Series 2007, 5.000%, 5/01/32 - AGM
                   Insured

        4,600   Michigan State Hospital Finance Authority, Hospital Revenue       11/19 at 100.00           A1            4,567,524
                   Bonds, Henry Ford Health System, Refunding Series 2009,
                   5.750%, 11/15/39

        1,730   Michigan State Hospital Finance Authority, Hospital Revenue        7/10 at 100.00          BB-            1,383,152
                   Refunding Bonds, Detroit Medical Center Obligated Group,
                   Series 1997A, 5.250%, 8/15/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       21,195   Total Michigan                                                                                           21,250,522
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

          500   Mississippi Business Finance Corporation, Gulf Opportunity Zone    2/21 at 102.00          N/R              504,730
                   Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series
                   2010, 8.500%, 2/01/30

          500   Mississippi Business Finance Corporation, Pollution Control       10/10 at 100.00          BBB              499,945
                   Revenue Refunding Bonds, System Energy Resources Inc.
                   Project, Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------
        1,000   Total Mississippi                                                                                         1,004,675
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.6%

        1,000   Cole County Industrial Development Authority, Missouri, Revenue    2/14 at 100.00          N/R              969,680
                   Bonds, Lutheran Senior Services - Heisinger Project, Series
                   2004, 5.500%, 2/01/35

          640   St. Louis County Industrial Development Authority, Missouri,       9/17 at 100.00          N/R              630,618
                   Revenue Bonds, Friendship Village of West County, Series
                   2007A, 5.375%, 9/01/21
------------------------------------------------------------------------------------------------------------------------------------
        1,640   Total Missouri                                                                                            1,600,298
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        5,000   Omaha Public Power District, Nebraska, Electric System Revenue     2/17 at 100.00          Aa1            5,135,050
                   Bonds, Series 2007A, 5.000%, 2/01/43
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.1%

        2,000   Clark County, Nevada, Passenger Facility Charge Revenue Bonds,     1/20 at 100.00          Aa3            1,999,860
                   Las Vegas-McCarran International Airport, Series 2010A,
                   5.000%, 7/01/30

        1,240   Sparks Tourism Improvement District 1, Legends at Sparks           6/18 at 100.00          Ba3            1,150,819
                   Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A,
                   6.750%, 6/15/28
------------------------------------------------------------------------------------------------------------------------------------
        3,240   Total Nevada                                                                                              3,150,679
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        1,000   New Jersey Economic Development Authority, Special Facilities      9/10 at 100.50            B              944,240
                   Revenue Bonds, Continental Airlines Inc., Series 1999,
                   6.250%, 9/15/29 (Alternative Minimum Tax)

        1,750   New Jersey Higher Education Assistance Authority, Student Loan    12/19 at 100.00           AA            1,790,075
                   Revenue Bonds, Series 2010-1A, 5.000%, 12/01/26
------------------------------------------------------------------------------------------------------------------------------------
        2,750   Total New Jersey                                                                                          2,734,315
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.6%

                Brooklyn Areba Local Development Corporation, New York, Payment
                in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series
                2009:
        1,100      6.000%, 7/15/30                                                 1/20 at 100.00         BBB-            1,133,330
        1,225      6.250%, 7/15/40                                                   No Opt. Call         BBB-            1,261,689
        2,000      6.375%, 7/15/43                                                   No Opt. Call         BBB-            2,057,320

        2,500   New York City Industrial Development Agency, New York, American    8/16 at 101.00           B-            2,565,275
                   Airlines-JFK International Airport Special Facility Revenue
                   Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
        6,825   Total New York                                                                                            7,017,614
------------------------------------------------------------------------------------------------------------------------------------

40 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.1%

$       3,485   North Carolina Medical Care Commission, Healthcare Facilities      6/19 at 100.00           AA     $      3,551,110
                   Revenue Bonds, Duke University Health System, Series 2009A,
                   5.000%, 6/01/42

        2,000   North Carolina Medical Care Commission, Healthcare Facilities      6/19 at 100.00           AA            2,189,800
                   Revenue Bonds, Duke University Health System, Tender Option
                   Bond Trust 11808, 21.573%, 6/01/42 (IF)
------------------------------------------------------------------------------------------------------------------------------------
        5,485   Total North Carolina                                                                                      5,740,910
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.0%

          150   Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic    6/20 at 100.00          AAA              150,465
                   Healthcare Partners, Series 2010A, 5.000%, 6/01/38 (WI/DD,
                   Settling 5/04/10)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
        8,500      6.500%, 6/01/47                                                 6/17 at 100.00          BBB            7,009,354
        3,000      5.875%, 6/01/47                                                 6/17 at 100.00          BBB            2,251,860

        2,000   Greene County, Ohio, Hospital Facilities Revenue Bonds,            4/19 at 100.00            A            2,026,060
                   Kettering Health Network Series 2009, 5.375%, 4/01/34

        1,200   Ohio Air Quality Development Authority, Ohio, Revenue Bonds,         No Opt. Call         BBB-            1,276,128
                   Ohio Valley Electric Corporation Project, Series 2009E,
                   5.625%, 10/01/19

        1,995   Ohio Housing Finance Agency, Residential Mortgage Revenue          9/18 at 100.00          Aaa            2,178,141
                   Bonds, Mortgage-Backed Securities Program, Tender Option
                   Bond Trust 09-35W, 21.559%, 3/01/40 (IF)

          500   Ohio State, Hospital Facility Revenue Refunding Bonds,             1/14 at 100.00          Aa2              513,640
                   Cleveland Clinic Health System Obligated Group, Series
                   2009B, 5.500%, 1/01/34

        1,000   Ohio State, Hospital Facility Revenue Refunding Bonds,             1/19 at 100.00          Aa2            1,193,520
                   Cleveland Clinic Health System Obligated Group, Tender
                   Option Bond Trust 3591, 19.892%, 1/01/39 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       18,345   Total Ohio                                                                                               16,599,168
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.4%

        1,130   Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,            7/10 at 100.00           B-            1,129,966
                   American Airlines Inc., Series 1992, 7.350%, 12/01/11
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.7%

          185   Oregon, Economic Development Revenue Bonds, Georgia Pacific        7/10 at 100.00          BB-              184,262
                   Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative
                   Minimum Tax)

          370   Oregon, Economic Development Revenue Refunding Bonds, Georgia      7/10 at 100.00          Ba3              343,290
                   Pacific Corp., Series 1997-183, 5.700%, 12/01/25

        1,500   Port Astoria, Oregon, Pollution Control Revenue Bonds, James       7/10 at 100.00          BB-            1,500,750
                   River Project, Series 1993, 6.550%, 2/01/15
------------------------------------------------------------------------------------------------------------------------------------
        2,055   Total Oregon                                                                                              2,028,302
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.4%

        1,000   Allegheny Country Industrial Development Authority, Allegheny        No Opt. Call           BB            1,065,650
                   County, Pennsylvania, Environmental Improvement Revenue
                   Bonds, United States Steel Corporation Project, Refunding
                   Series 2009, 6.750%, 11/01/24

        1,335   Allegheny County Hospital Development Authority, Pennsylvania,     4/15 at 100.00         Baa3            1,128,689
                   Revenue Bonds, Ohio Valley General Hospital, Series 2005A,
                   5.125%, 4/01/35

        1,000   Cumberland County Municipal Authority Revenue Bonds,               1/19 at 100.00          N/R            1,008,250
                   Pennsylvania, Diakon Lutheran Social Ministries Project,
                   Series 2009, 6.125%, 1/01/29

        2,000   Luzerne County Industrial Development Authority, Pennsylvania,    12/19 at 100.00          N/R            1,977,040
                   Guaranteed Lease Revenue Bonds, Series 2009, 7.750%,
                   12/15/27

           25   Northumberland County Industrial Development Authority,            2/13 at 102.00          N/R               25,026
                   Pennsylvania, Facility Revenue Bonds, NHS Youth Services
                   Inc., Series 2002, 7.500%, 2/15/29

        2,000   Pennsylvania Economic Development Finance Authority, Solid         6/10 at 101.00           B+            1,789,180
                   Waste Disposal Revenue Bonds (USG Corporation Project)
                   Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)

                                                           Nuveen Investments 41

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$         785   Pennsylvania Economic Development Financing Authority, Health        No Opt. Call           A3     $        852,055
                   System Revenue Bonds, Albert Einstein Healthcare, Series
                   2009A, 6.250%, 10/15/23

        1,000   Pennsylvania Economic Development Financing Authority, Sewage      1/20 at 100.00         Baa3            1,048,690
                   Sludge Disposal Revenue Bonds, Philadelphia Biosolids
                   Facility Project, Series 2009, 6.250%, 1/01/32

        4,000   Pennsylvania Housing Finance Agency, Single Family Mortgage        4/19 at 100.00          AA+            3,888,080
                   Revenue Bonds, Tender Option Bond Trust 4657, 16.007%,
                   10/01/29 (IF) (5)

        3,000   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,         12/27 at 100.00           A2            2,014,920
                   Capital Appreciation Series 2009E, 0.000%, 12/01/30
------------------------------------------------------------------------------------------------------------------------------------
       16,145   Total Pennsylvania                                                                                       14,797,580
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.4%

        1,000   Puerto Rico Infrastructure Financing Authority, Special Tax          No Opt. Call           A3            1,024,560
                   Revenue Bonds, Series 2005C, 5.500%, 7/01/27 - AMBAC
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.9%

                The Tennessee Energy Acquisition Corporation, Gas Revenue
                Bonds, Series 2006A:
           50      5.250%, 9/01/24                                                   No Opt. Call          BB+               48,816
        1,400      5.250%, 9/01/26                                                   No Opt. Call          BB+            1,349,334

        1,000   The Tennessee Energy Acquisition Corporation, Gas Revenue            No Opt. Call          N/R              952,210
                   Bonds, Series 2006B, 5.625%, 9/01/26

          155   The Tennessee Energy Acquisition Corporation, Gas Revenue            No Opt. Call            A              148,444
                   Bonds, Series 2006C, 5.000%, 2/01/24
------------------------------------------------------------------------------------------------------------------------------------
        2,605   Total Tennessee                                                                                           2,498,804
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.0%

        3,000   La Vernia Higher Education Financing Corporation, Texas,           8/19 at 100.00          BBB            3,099,960
                   Charter School Revenue Bonds, Kipp Inc., Series 2009A,
                   6.250%, 8/15/39

        2,000   Dallas-Ft. Worth International Airport Facility Improvement       11/12 at 100.00         CCC+            1,459,460
                   Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                   Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)

        2,460   Harris County-Houston Sports Authority, Texas, Junior Lien          7/10 at 79.38            A            1,921,014
                   Special Revenue Bonds, Series 1998B, 0.000%, 11/15/14 -
                   NPFG Insured

          255   Houston, Texas, Airport System Special Facilities Revenue          7/10 at 100.00           B3              228,396
                   Bonds, Continental Airlines Inc. - Airport Improvement
                   Project, Series 1997C, 6.125%, 7/15/27 (Alternative
                   Minimum Tax)

        1,225   Sabine River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC            1,193,224
                   Bonds, TXU Energy Company LLC Project, Series 2001B,
                   5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)

        1,000   Tarrant County Cultural and Educational Facilities Finance        11/11 at 100.00          N/R            1,002,860
                   Corporation, Texas, Retirement Facility Revenue Bonds,
                   C.C. Young Memorial Home Project, Series 2009-B2, 6.500%,
                   2/15/14

        1,205   Texas Municipal Gas Acquisition and Supply Corporation I, Gas        No Opt. Call            A            1,309,016
                   Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%,
                   12/15/26

          660   Texas Municipal Gas Acquisition and Supply Corporation I, Gas        No Opt. Call            A              651,809
                   Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/23

          810   Texas Private Activity Bond Surface Transporation                 12/19 at 100.00         Baa2              849,820
                   Corporation, Senior Lien Revenue Bonds, NTE Mobility
                   Partners LLC North Tarrant Express Managed Lanes Project,
                   Series 2009, 6.875%, 12/31/39

        1,500   Texas Public Finance Authority, Charter School Finance             8/17 at 100.00          BBB            1,271,325
                   Corporation Revenue Bonds, Idea Public School Project,
                   Series 2007A, 5.000%, 8/15/37 - ACA Insured

       20,000   Texas Turnpike Authority, Second Tier Revenue Bonds, Central        8/12 at 22.71         BBB+            3,390,400
                   Texas Turnpike System, Series 2002, 0.000%, 8/15/37 -
                   AMBAC Insured

          200   Travis County Health Facilities Development Corporation,             No Opt. Call          N/R              202,072
                   Texas, Revenue Bonds, Westminster Manor, Series 2010,
                   7.000%, 11/01/30
------------------------------------------------------------------------------------------------------------------------------------
       34,315   Total Texas                                                                                              16,579,356
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.7%

        2,400   Riverton, Utah, Hospital Revenue Bonds, IHC Health Services,       8/19 at 100.00          AA+            2,649,672
                   Inc., Tender Option Bonds Trust 3602, 22.142%, 8/15/41 (IF)

        1,490   Utah Transit Authority, Sales Tax Revenue Bonds, Tender              No Opt. Call          AA+            2,093,927
                   Option Bond Trust 11800, 21.586%, 6/15/35 - NPFG Insured
                   (IF)
------------------------------------------------------------------------------------------------------------------------------------
        3,890   Total Utah                                                                                                4,743,599
------------------------------------------------------------------------------------------------------------------------------------

42 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.1%

$         250   Virgin Islands Public Finance Authority, Matching Fund Loan       10/19 at 100.00         Baa3     $        260,760
                   Notes Revenue Bonds, Subordinate Lien Series 2009A,
                   6.000%, 10/01/39
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%

          105   Bedford County Industrial Development Authority, Virginia,         6/10 at 101.00          Ba3              104,069
                   Industrial Development Revenue Refunding Bonds, Nekoosa
                   Packaging Corporation, Series 1999, 6.300%, 12/01/25
                   (Alternative Minimum Tax)

        2,000   Giles County Industrial Development Authority, Virginia,           7/10 at 100.00           B+            1,941,820
                   Exempt Facility Revenue Bonds, Hoechst Celanese Project,
                   Series 1996, 6.450%, 5/01/26

        1,640   Virginia State Housing Development Authority, Rental Housing       4/19 at 100.00          AA+            1,710,815
                   Revenue Bonds, Tender Option Bonds Trust 11799, 20.439%,
                   10/01/39 (IF)
------------------------------------------------------------------------------------------------------------------------------------
        3,745   Total Virginia                                                                                            3,756,704
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.5%

        2,000   Washington Health Care Facilities Authority, Revenue Bonds,        7/19 at 100.00            A            2,065,260
                   Fred Hutchinson Cancer Research Center, Series 2009A,
                   6.000%, 1/01/33

        2,000   Washington State Higher Education Facilities Authority,           10/19 at 100.00         Baa1            2,012,240
                   Revenue Bonds, Whitworth University, Series 2009, 5.625%,
                   10/01/40
------------------------------------------------------------------------------------------------------------------------------------
        4,000   Total Washington                                                                                          4,077,500
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.3%

        1,300   Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park         1/11 at 100.00          N/R            1,241,903
                   Mortgage Revenue Refunding Bonds, Series 1998A, 5.500%,
                   1/01/17 (Alternative Minimum Tax)

        1,670   Wisconsin Health and Educational Facilities Authority,            11/19 at 100.00          Aa1            1,898,306
                   Revenue Bonds, Ascension Health, Tender Option Bond Trust
                   Series 2010- 3158, 25.967%, 11/15/33 (IF)

        1,000   Wisconsin Health and Educational Facilities Authority,             6/15 at 100.00         Baa2            1,015,810
                   Revenue Bonds, Beloit College, Series 2010A, 6.000%,
                   6/01/30

                Wisconsin Health and Educational Facilities Authority,
                Revenue Bonds, Froedtert Community Health, Inc. Obligated
                Group, Tender Option Bond Trust 3592:
        1,000      21.637%, 4/01/34 (IF)                                           4/19 at 100.00          AA-            1,060,830
        1,000      22.882%, 4/01/39 (IF)                                           4/19 at 100.00          AA-            1,139,630
------------------------------------------------------------------------------------------------------------------------------------
        5,970   Total Wisconsin                                                                                           6,356,479
------------------------------------------------------------------------------------------------------------------------------------
$     292,714   Total Investments (cost $269,472,011) - 98.3%                                                           270,993,409
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      4,744,256
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                  $    275,737,665
                ====================================================================================================================

                                                           Nuveen Investments 43

    | Portfolio of Investments April 30, 2010 (Unaudited)

Investments in Derivatives

FORWARD SWAPS OUTSTANDING AT APRIL 30, 2010:

                                       FUND                                      FIXED RATE                              UNREALIZED
                    NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE        PAYMENT  EFFECTIVE  TERMINATION    APPRECIATION
COUNTERPARTY          AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY   DATE (4)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC $5,000,000        Receive  3-Month USD-LIBOR         4.705% Semi-Annually    2/11/11      2/11/40  $     (197,500)
JPMorgan Chase &
   Company         3,000,000        Receive  3-Month USD-LIBOR         4.758  Semi-Annually    1/14/11      1/14/40        (153,600)
Morgan Stanley     3,250,000        Receive  3-Month USD-LIBOR         4.698  Semi-Annually    1/28/11      1/28/40        (129,350)
Morgan Stanley     2,500,000        Receive  3-Month USD-LIBOR         4.763  Semi-Annually    6/08/11      6/08/40         (93,250)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     (573,700)
====================================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Effective Date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

  (5) Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.

  N/R Not rated.

WI/DD Purchased on a when-issued or delayed delivery basis.

 (IF) Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44 Nuveen Investments

    | Statement of
    | Assets & Liabilities

                                                      April 30, 2010 (Unaudited)

                                                                                                                           ENHANCED
                                                           MUNICIPAL VALUE   MUNICIPAL VALUE 2   MUNICIPAL INCOME   MUNICIPAL VALUE
                                                                     (NUV)               (NUW)              (NMI)             (NEV)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,867,394,083, $175,628,976,
   $85,546,372 and $269,472,011, respectively)             $ 1,912,442,355   $     203,234,908   $     88,637,580   $   270,993,409
Cash                                                                 8,866             608,620            422,094         1,460,278
Receivables:
   Interest                                                     29,276,450           3,699,639          1,577,989         6,504,958
   Investments sold                                             41,203,459           3,107,213            270,000           905,163
Other assets                                                       213,731               6,605              6,416             6,101
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                           1,983,144,861         210,656,985         90,914,079       279,869,909
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                       38,250,000                  --          3,335,000                --
Unrealized depreciation on forward swaps                                --                  --                 --           573,700
Payables:
   Investments purchased                                        22,284,920                  --                 --         1,862,052
   Dividends                                                     6,396,882             713,999            329,634         1,312,573
Accrued expenses:
      Management fees                                              839,916             105,654             45,230           218,565
      Other                                                        845,881              40,545             41,779           165,354
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                         68,617,599             860,198          3,751,643         4,132,244
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $ 1,914,527,262   $     209,796,787   $     87,162,436   $   275,737,665
====================================================================================================================================
Shares outstanding                                             197,378,443          12,744,922          8,195,349        19,230,716
====================================================================================================================================
Net asset value per share outstanding                      $          9.70   $           16.46   $          10.64   $         14.34
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                           $     1,973,784   $         127,449   $         81,953   $       192,307
Paid-in surplus                                              1,860,143,020         182,212,672         91,653,301       274,700,496
Undistributed (Over-distribution of) net investment
   income                                                        8,970,271            (433,339)           875,635           843,049
Accumulated net realized gain (loss)                            (1,608,085)            284,073         (8,539,661)         (945,885)
Net unrealized appreciation (depreciation)                      45,048,272          27,605,932          3,091,208           947,698
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $ 1,914,527,262   $     209,796,787   $     87,162,436   $   275,737,665
====================================================================================================================================
Authorized shares                                              350,000,000           Unlimited        200,000,000         Unlimited
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 45

    | Statement of
    | Operations

                                         Six Months Ended April 30, 2010
                                         (Unaudited)

                                                                                                                           ENHANCED
                                                           MUNICIPAL VALUE   MUNICIPAL VALUE 2   MUNICIPAL INCOME   MUNICIPAL VALUE
                                                                     (NUV)               (NUW)              (NMI)             (NEV)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $    54,372,242   $       6,364,107   $      2,693,805   $    10,360,726
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                  5,054,288             626,498            271,551         1,306,542
Shareholders' servicing agent fees and expenses                    161,842                 139              8,636                85
Interest expense on floating rate obligations                       88,503                  --              7,007                --
Custodian's fees and expenses                                      152,918              19,168             10,957            26,396
Directors'/Trustees' fees and expenses                              25,018               2,696              1,131             6,099
Professional fees                                                   63,463               9,581              6,612            10,539
Shareholders' reports - printing and mailing expenses              173,884              13,128             12,263            12,308
Stock exchange listing fees                                         34,900               3,091              4,589             2,988
Investor relations expense                                          81,613               8,927              5,280            14,552
Other expenses                                                      41,921               6,432              5,880            95,446
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                       5,878,350             689,660            333,906         1,474,955
   Custodian fee credit                                             (2,285)               (248)              (621)           (3,902)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     5,876,065             689,412            333,285         1,471,053
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           48,496,177           5,674,695          2,360,520         8,889,673
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                        2,718,549             284,217           (140,581)         (946,092)
Change in net unrealized appreciation (depreciation) of:
   Investments                                                  33,821,048           3,189,424          2,168,568        12,250,220
   Forward swaps                                                        --                  --                 --          (573,700)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                         36,539,597           3,473,641          2,027,987        10,730,428
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $    85,035,774   $       9,148,336   $      4,388,507   $    19,620,101
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46 Nuveen Investments

    | Statement of
    | Changes in Net Assets(Unaudited)

                                                               MUNICIPAL VALUE (NUV)                 MUNICIPAL VALUE 2 (NUW)
                                                        ------------------------------------   -----------------------------------
                                                                                                                           FOR THE
                                                                                                                    PERIOD 2/25/09
                                                               SIX MONTHS                           SIX MONTHS       (COMMENCEMENT
                                                                    ENDED         YEAR ENDED             ENDED       OF OPERATIONS)
                                                                  4/30/10           10/31/09           4/30/10    THROUGH 10/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $    48,496,177   $     96,541,783   $     5,674,695   $       6,262,135
Net realized gain (loss) from:
  Investments                                                   2,718,549             29,365           284,217             123,012
  Futures                                                              --                 --                --                  --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                  33,821,048        173,519,317         3,189,424          24,416,508
  Forward swaps                                                        --                 --                --                  --
  Futures                                                              --                 --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          85,035,774        270,090,465         9,148,336          30,801,655
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                    (46,510,435)       (92,292,691)       (5,720,790)         (6,649,379)
From accumulated net realized gains                            (1,004,837)                --         (123,156)                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
   shareholders                                               (47,515,272)       (92,292,691)       (5,843,946)         (6,649,379)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares, net of offering costs                    --                 --                --         180,117,000
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                4,975,425          9,815,879           783,739           1,339,107
====================================================================================================================================
Net increase (decrease) in net assets from capital share
   transactions                                                 4,975,425          9,815,879           783,739         181,456,107
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                          42,495,927        187,613,653         4,088,129         205,608,383
Net assets at the beginning of period                       1,872,031,335      1,684,417,682       205,708,658             100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                           $ 1,914,527,262   $  1,872,031,335   $   209,796,787   $     205,708,658
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $     8,970,271   $      6,984,529   $      (433,339)  $        (387,244)
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 47

    | Statement of
    | Changes in Net Assets (Unaudited) (continued)

                                                                                                       ENHANCED MUNICIPAL
                                                                MUNICIPAL INCOME (NMI)                     VALUE (NEV)
                                                          ----------------------------------   -------------------------------------
                                                                                                                           FOR THE
                                                                                                                    PERIOD 9/25/09
                                                               SIX MONTHS                           SIX MONTHS       (COMMENCEMENT
                                                                    ENDED         YEAR ENDED             ENDED       OF OPERATIONS)
                                                                  4/30/10           10/31/09           4/30/10    THROUGH 10/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $     2,360,520   $      4,646,271   $     8,889,673   $         718,295
Net realized gain (loss) from:
  Investments                                                    (140,581)          (587,919)         (946,092)             17,480
  Futures                                                              --            196,281                --                  --
Change in net unrealized appreciation (depreciation) of:
  Investments                                                   2,168,568          8,919,687        12,250,220         (10,728,822)
  Forward swaps                                                        --                 --          (573,700)                 --
  Futures                                                              --            100,144                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           4,388,507         13,274,464        19,620,101          (9,993,047)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                     (2,308,875)        (4,316,357)       (8,764,919)                 --
From accumulated net realized gains                                    --                 --           (17,298)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
   shareholders                                                (2,308,875)        (4,316,357)       (8,782,217)                 --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares, net of offering costs                    --                 --        20,013,000         254,451,000
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                  199,743            371,854           328,553                  --
====================================================================================================================================
Net increase (decrease) in net assets from capital share
   transactions                                                   199,743            371,854        20,341,553         254,451,000
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                           2,279,375          9,329,961        31,179,437         244,457,953
Net assets at the beginning of period                          84,883,061         75,553,100       244,558,228             100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                           $    87,162,436   $     84,883,061   $   275,737,665   $     244,558,228
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $       875,635   $        823,990   $       843,049   $         718,295
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48 Nuveen Investments

    | Notes to
    | Financial Statements(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding New York Stock Exchange ("NYSE") symbols are Nuveen Municipal Value Fund, Inc. (NUV), Nuveen Municipal Value Fund 2 (NUW), Nuveen Municipal Income Fund, Inc. (NMI) and Nuveen Enhanced Municipal Value Fund (NEV) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, management investment companies.

Prior to the commencement of operations, Municipal Value 2 (NUW) and Enhanced Municipal Value (NEV) had no operations other than those related to organizational matters, the initial capital contribution for each Fund of $100,275 by Nuveen Asset Management (the "Advisor"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and the recording of each Fund's organization expense ($15,000 for each Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly-owned subsidiary of Nuveen.

Each Fund's primary investment objective is to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles ("U.S. GAAP").

INVESTMENT VALUATION

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in absence of a pricing service for a particular investment or derivative instrument, the Board of Directors/Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2010, Municipal Value (NUV) and Enhanced Municipal Value (NEV) had outstanding when-issued/delayed delivery purchase commitments of $22,284,920 and $1,119,445, respectively. There were no such outstanding purchase commitments in any of the other Funds.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

                                                           Nuveen Investments 49

    | Notes to
    | Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

INVERSE FLOATING RATE SECURITIES

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" on the Statement of Operations.

During the six months ended April 30, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At April 30, 2010, each Fund's maximum exposure to externally-deposited Recourse Trusts is as follows:

                                                                                      ENHANCED
                                        MUNICIPAL       MUNICIPAL     MUNICIPAL      MUNICIPAL
                                       VALUE (NUV)   VALUE 2 (NUW)  INCOME (NMI)    VALUE (NEV)
-----------------------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts    $7,500,000   $  13,915,000   $ 3,005,000   $134,155,000
===============================================================================================

50 Nuveen Investments

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2010, were as follows:

                                                       MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Average floating rate obligations outstanding        $38,250,000    $ 3,335,000
Average annual interest rate and fees                       0.47%          0.42%
================================================================================

FORWARD SWAP CONTRACTS

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as "Unrealized appreciation or depreciation on forward swaps" with the change during the fiscal period recognized on the Statement of Operations as "Change in net unrealized appreciation (depreciation) of forward swaps."

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as "Net realized gain (loss) from forward swaps." Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

The following Fund invested in forward interest rate swap transactions during the six months ended April 30, 2010. The average notional amount of forward swap contracts outstanding during the six months ended April 30, 2010, was as follows:
                                                                       ENHANCED
                                                                      MUNICIPAL
                                                                     VALUE (NEV)
--------------------------------------------------------------------------------
Average notional amount of forward swap contracts outstanding        $8,333,333
================================================================================

Refer to Footnote 3 -- Derivative Instruments and Hedging Activities for further details on forward swap contract activity.

FUTURES CONTRACTS

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as "Deposits with brokers for open futures contracts" on the Statement of Assets and Liabilities.
Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for "Variation margin on futures contracts" on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract and is recognized as "Change in net unrealized appreciation (depreciation) of futures contracts" on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as "Net realized gain (loss) from futures contracts" on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended April 30, 2010.

                                                           Nuveen Investments 51

    | Notes to
    | Financial Statements (Unaudited) (continued)

MARKET AND COUNTERPARTY CREDIT RISK

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

ZERO COUPON SECURITIES

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

ORGANIZATION AND OFFERING COSTS

Nuveen Investments, LLC has agreed to reimburse all organization expenses ($15,000 for each Fund) and pay all offering costs (other than the sales load) that exceed $.03 per share of each Municipal Value 2's (NUW) and Enhanced Municipal Value's (NEV) shares. Municipal Value 2's (NUW) and Enhanced Municipal Value's (NEV) share offering costs ($378,000 and $576,000, respectively) were recorded as reductions of the proceeds from each Fund's sale of shares.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

52 Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of April 30, 2010:

MUNICIPAL VALUE (NUV)             LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                $    --   $ 1,912,442,355   $      --   $ 1,912,442,355
==========================================================================================

MUNICIPAL VALUE 2 (NUW)           LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                $    --   $   203,234,908   $      --   $   203,234,908
==========================================================================================

MUNICIPAL INCOME (NMI)            LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                $    --   $    88,312,880   $ 324,700   $    88,637,580
==========================================================================================

ENHANCED MUNICIPAL VALUE (NEV)    LEVEL 1           LEVEL 2     LEVEL 3             TOTAL
------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                $    --   $   270,993,409   $      --   $   270,993,409
Derivatives:
   Forward Swaps*                      --          (573,700)         --          (573,700)
------------------------------------------------------------------------------------------
Total                             $    --   $   270,419,709   $      --   $   270,419,709
==========================================================================================

*     Represents net unrealized appreciation (depreciation).

The following is a reconciliation of Municipal Income's (NMI) Level 3 investments held at the beginning and end of the measurement period:

                                                                      MUNICIPAL
                                                                   INCOME (NMI)
                                                                        LEVEL 3
                                                                MUNICIPAL BONDS
--------------------------------------------------------------------------------
Balance at the beginning of period                              $            --
   Gains (losses):
      Net realized gains (losses)                                            --
      Net change in unrealized appreciation (depreciation)                   --
   Net purchases at cost (sales at proceeds)                                 --
   Net discounts (premiums)                                                  --
   Net transfers in to (out of) at end of period fair value             324,700
--------------------------------------------------------------------------------
Balance at the end of period                                    $       324,700
================================================================================

For Municipal Income (NMI) "Change in net unrealized appreciation (depreciation) of investments" presented on the Statement of Operations includes $134,650 of net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end.

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolio of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of April 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. Enhanced Municipal Value (NEV) invested in derivative instruments during the six months ended April 30, 2010.

ENHANCED MUNICIPAL VALUE (NEV)

                                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                                 ------------------------------------------------------------------------
                                         ASSET DERIVATIVES                  LIABILITY DERIVATIVES
UNDERLYING       DERIVATIVE      --------------------------------   -------------------------------------
RISK EXPOSURE    INSTRUMENT      LOCATION                   VALUE   LOCATION                       VALUE
---------------------------------------------------------------------------------------------------------
Interest Rate    Forward Swaps   Unrealized appreciation            Unrealized depreciation
                                 on forward swaps*          $  --   on forward swaps*          $ 573,700
=========================================================================================================

* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

                                                           Nuveen Investments 53

    | Notes to
    | Financial Statements (Unaudited) (continued)

The following tables presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2010, on derivative instruments, as well as the primary risk exposure associated with each.

                                                                           ENHANCED
                                                                          MUNICIPAL
NET REALIZED GAIN (LOSS) FROM FORWARD SWAPS                             VALUE (NEV)
-------------------------------------------------------------------------------------
RISK EXPOSURE
   Interest Rate                                                        $        --
=====================================================================================

                                                                           ENHANCED
                                                                          MUNICIPAL
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD SWAPS   VALUE (NEV)
-------------------------------------------------------------------------------------
RISK EXPOSURE
   Interest Rate                                                        $  (573,700)
=====================================================================================

4. FUND SHARES

The Funds did not repurchase and retire any of their outstanding shares during the six months ended April 30, 2010, or the fiscal year ended October 31, 2009.

Transactions in shares were as follows:

                                                      MUNICIPAL VALUE (NUV)     MUNICIPAL VALUE 2 (NUW)
                                                     ----------------------   ----------------------------
                                                                                                  FOR THE
                                                                                           PERIOD 2/25/09
                                                                                            (COMMENCEMENT
                                                     SIX MONTHS        YEAR   SIX MONTHS   OF OPERATIONS)
                                                          ENDED       ENDED        ENDED          THROUGH
                                                        4/30/10    10/31/09      4/30/10         10/31/09
----------------------------------------------------------------------------------------------------------
Shares sold                                                  --          --           --       12,600,000
Shares issued to shareholders due to reinvestment
   of distributions                                     520,723   1,101,278       48,443           89,479
==========================================================================================================

                                                                                   ENHANCED MUNICIPAL
                                                      MUNICIPAL INCOME (NMI)          VALUE (NEV)
                                                     -----------------------  ----------------------------
                                                                                                  FOR THE
                                                                                           PERIOD 9/25/09
                                                                                            (COMMENCEMENT
                                                     SIX MONTHS        YEAR   SIX MONTHS   OF OPERATIONS)
                                                          ENDED       ENDED        ENDED          THROUGH
                                                        4/30/10    10/31/09      4/30/10         10/31/09
----------------------------------------------------------------------------------------------------------
Shares sold                                                  --          --    1,400,000       17,800,000
Shares issued to shareholders due to reinvestment
   of distributions                                      18,998      38,222       23,716               --
==========================================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2010, were as follows:

                                                                                                   ENHANCED
                                                    MUNICIPAL        MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                  VALUE (NUV)    VALUE 2 (NUW)   INCOME (NMI)   VALUE (NEV)
------------------------------------------------------------------------------------------------------------
Purchases                                        $ 54,291,888    $   4,413,035   $  7,494,587  $ 87,980,166
Sales and maturities                               64,025,950        8,324,044      7,375,285    34,568,841
============================================================================================================

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investments transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

54 Nuveen Investments

At April 30, 2010, the cost and unrealized appreciation (depreciation) of investments as determined on a federal income tax basis, were as follows:

                                                                                                                      ENHANCED
                                                                    MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                  VALUE (NUV)   VALUE 2 (NUW)     INCOME (NMI)     VALUE (NEV)
--------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                           $ 1,828,580,660   $ 175,325,182     $ 82,096,915   $ 269,370,481
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                               $   122,862,591   $  27,910,055     $  5,020,741   $   6,178,402
   Depreciation                                                   (77,250,164)           (329)      (1,815,815)     (4,555,474)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments     $    45,612,427   $  27,909,726     $  3,204,926   $   1,622,928
================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2009, the Funds' last tax year end, were as follows:

                                                                                                                       ENHANCED
                                                                    MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                  VALUE (NUV)   VALUE 2 (NUW)     INCOME (NMI)     VALUE (NEV)
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                         $     9,742,098   $     371,049     $  1,062,247   $     711,376
Undistributed net ordinary income **                                  374,056         123,015            4,652          17,480
Undistributed net long-term capital gains                           1,000,286              --               --              --
================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2009, paid on November 2, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2009, was designated for purposes of the dividends paid deduction as follows:

                                                                                                                    ENHANCED
                                                                  MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                VALUE (NUV)   VALUE 2 (NUW)***  INCOME (NMI)     VALUE (NEV)****
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                    $    91,855,449   $   5,697,143     $  4,273,870   $          --
Distributions from net ordinary income **                           394,292              --               --              --
Distributions from net long-term capital gains                           --              --               --              --
=================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** For the period February 25, 2009 (commencement of operations) through October 31, 2009.

**** For the period September 25, 2009 (commencement of operations) through October 31, 2009.

At October 31, 2009, the Fund's last tax year end, Municipal Income (NMI) had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                       MUNICIPAL
                                                                    INCOME (NMI)
--------------------------------------------------------------------------------
Expiration:
   October 31, 2011                                                 $ 6,864,744
   October 31, 2012                                                     916,759
   October 31, 2013                                                     165,764
   October 31, 2016                                                     164,175
   October 31, 2017                                                     289,822
--------------------------------------------------------------------------------
Total                                                               $ 8,401,264
================================================================================

                                                           Nuveen Investments 55

    | Notes to
    | Financial Statements (Unaudited) (continued)

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

                                                          MUNICIPAL VALUE (NUV)
AVERAGE DAILY NET ASSETS*                                  FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                               .1500%
For the next $500 million                                                .1250
For net assets over $1 billion                                           .1000
================================================================================

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:

                                                          MUNICIPAL VALUE (NUV)
GROSS INTEREST INCOME                                    GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                4.125%
For the next $50 million                                                 4.000
For gross income over $100 million                                       3.875
================================================================================

                                                        MUNICIPAL VALUE 2 (NUW)
AVERAGE DAILY MANAGED ASSETS*                              FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .4000%
For the next $125 million                                                .3875
For the next $250 million                                                .3750
For the next $500 million                                                .3625
For the next $1 billion                                                  .3500
For managed assets over $2 billion                                       .3375
================================================================================

                                                         MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS*                                  FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .4500%
For the next $125 million                                                .4375
For the next $250 million                                                .4250
For the next $500 million                                                .4125
For the next $1 billion                                                  .4000
For the next $3 billion                                                  .3875
For net assets over $5 billion                                           .3750
================================================================================

                                                 ENHANCED MUNICIPAL VALUE (NEV)
AVERAGE DAILY MANAGED ASSETS*                              FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .4500%
For the next $125 million                                                .4375
For the next $250 million                                                .4250
For the next $500 million                                                .4125
For the next $1 billion                                                  .4000
For managed assets over $2 billion                                       .3875
================================================================================

56 Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*        EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                              .2000%
$56 billion                                                              .1996
$57 billion                                                              .1989
$60 billion                                                              .1961
$63 billion                                                              .1931
$66 billion                                                              .1900
$71 billion                                                              .1851
$76 billion                                                              .1806
$80 billion                                                              .1773
$91 billion                                                              .1691
$125 billion                                                             .1599
$200 billion                                                             .1505
$250 billion                                                             .1469
$300 billion                                                             .1445
--------------------------------------------------------------------------------

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of April 30, 2010, the complex-level fee rate was .1852%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

8. NEW ACCOUNTING STANDARDS

ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS

During June 2009, the Financial Accounting Standards Board ("FASB") issued changes to the authoritative guidance under U.S. GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

FAIR VALUE MEASUREMENTS

On January 21, 2010, FASB issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. SUBSEQUENT EVENTS

BORROWING ARRANGEMENTS

On May 18, 2010, Enhanced Municipal Value (NEV) entered into a $75 million committed 364-day secured line of credit with its custodian bank to provide the Fund with a source of liquidity to meet temporary demands of the Fund including for temporary leveraging purposes.

                                                           Nuveen Investments 57

    | Financial
    | Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

                                                INVESTMENT OPERATIONS            LESS DISTRIBUTIONS
                                           -------------------------------  ---------------------------
                                                               NET                                                   ENDING
                                BEGINNING         NET    REALIZED/                 NET                                  NET  ENDING
                                NET ASSET  INVESTMENT   UNREALIZED          INVESTMENT  CAPITAL          OFFERING     ASSET  MARKET
                                    VALUE      INCOME  GAIN (LOSS)   TOTAL      INCOME    GAINS   TOTAL     COSTS     VALUE   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                            $ 9.51        $.24        $ .19  $  .43       $(.23)   $(.01)  $(.24)     $ --    $ 9.70  $ 9.95
2009                                 8.60         .49          .89    1.38        (.47)      --    (.47)       --      9.51    9.91
2008                                10.12         .47        (1.49)  (1.02)       (.47)    (.03)   (.50)       --      8.60    8.65
2007                                10.39         .46         (.23)    .23        (.47)    (.03)   (.50)       --     10.12    9.49
2006                                10.15         .47          .26     .73        (.47)    (.02)   (.49)       --     10.39   10.16
2005                                10.11         .47          .10     .57        (.47)    (.06)   (.53)       --     10.15    9.58

MUNICIPAL VALUE 2 (NUW)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                             16.20         .45          .27     .72        (.45)    (.01)   (.46)       --     16.46   16.49
2009(d)                             14.33         .49         1.94    2.43        (.53)      --    (.53)     (.03)    16.20   15.84

MUNICIPAL INCOME (NMI)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                             10.38         .29          .25     .54        (.28)      --    (.28)       --     10.64   11.29
2009                                 9.28         .57         1.06    1.63        (.53)      --    (.53)       --     10.38   10.66
2008                                10.77         .53        (1.52)   (.99)       (.50)      --    (.50)       --      9.28    9.89
2007                                11.04         .52         (.28)    .24        (.51)      --    (.51)       --     10.77   10.49
2006                                10.86         .53          .16     .69        (.51)      --    (.51)       --     11.04   10.50
2005                                10.76         .54          .09     .63        (.53)      --    (.53)       --     10.86   10.56

ENHANCED MUNICIPAL VALUE (NEV)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                             13.73         .46          .61    1.07        (.46)      --**  (.46)      (--)**  14.34   14.04
2009(e)                             14.33         .04         (.61)   (.57)         --       --      --      (.03)    13.73   15.00
===================================================================================================================================

58 Nuveen Investments

                                                                          RATIOS/SUPPLEMENTAL DATA
                                                       ------------------------------------------------------------
                                    TOTAL RETURNS                     RATIOS TO AVERAGE NET ASSETS(B)
                                 -------------------                -----------------------------------
                                               BASED
                                    BASED         ON       ENDING
                                       ON        NET          NET    EXPENSES     EXPENSES          NET   PORTFOLIO
                                   MARKET      ASSET       ASSETS   INCLUDING    EXCLUDING   INVESTMENT    TURNOVER
                                 VALUE(A)   VALUE(A)        (000)    INTEREST(C)  INTEREST       INCOME        RATE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                              2.94%      4.59%  $1,914,527         .63%*        .62%*       5.18%*         3%
2009                                20.68      16.51    1,872,031         .66          .64         5.49           5
2008                                (3.93)    (10.51)   1,684,418         .65          .61         4.86          16
2007                                (1.90)      2.22    1,974,535         .62          .59         4.53          10
2006                                11.51       7.40    2,025,964         .59          .59         4.60           6
2005                                 8.25       5.73    1,979,396         .60          .60         4.64           8

MUNICIPAL VALUE 2 (NUW)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                              7.11       4.52      209,797         .68*         .68*        5.56*          2
2009(d)                              9.27      16.92      205,709         .67*         .67*        4.84*          2

MUNICIPAL INCOME (NMI)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                              8.74       5.29       87,162         .78*         .77*        5.54*          9
2009                                13.72      18.06       84,883         .81          .78         5.85          10
2008                                (1.01)     (9.53)      75,553         .86          .76         5.08           8
2007                                 4.78       2.23       87,424         .86          .75         4.76           6
2006                                 4.42       6.50       89,605         .76          .76         4.83           6
2005                                10.21       5.93       88,147         .78          .78         4.99           7

ENHANCED MUNICIPAL VALUE (NEV)
-------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(f)                             (3.27)      7.90      275,738        1.11*        1.11*        6.68*         14
2009(e)                                --      (4.15)     244,558        1.02*        1.02*        3.25*          1
===================================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank and legal fee refund, where applicable.

(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(d) For the period February 25, 2009 (commencement of operations) through October 31, 2009.

(e) For the period September 25, 2009 (commencement of operations) through October 31, 2009.

(f)   For the six months ended April 30, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 59

Reinvest Automatically
Easily and Conveniently

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

60 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 61

Glossary of Terms
Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

62 Nuveen Investments

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 63

Notes

64 Nuveen Investments

Other Useful Information

BOARD OF DIRECTORS/TRUSTEES

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

SHARE INFORMATION

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds did not repurchase any of their common shares.

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 65

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-A-0410D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Value Fund 2
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 8, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2010
    -------------------------------------------------------------------